COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 11/5/2024 9:56:59 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Mapped ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	The appraisal in file reflects tenant occupied and the loan file is missing the lease agreement.				Reviewer Comment (2024-06-28): Lease agreement provided and updated. exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is missing in the file for the vesting entity.				Reviewer Comment (2024-07-08): Articles of Organization Received. Exception Cleared Seller Comment (2024-07-08): (Rate Lock) Docs provided Reviewer Comment (2024-06-28): Articles of Organization/Formation is provided for XXXX XXXX, LLC however, required Articles of Organization/Formation forXXXX Exception remains. Seller Comment (2024-06-26): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in the file for the vesting entity.				Reviewer Comment (2024-07-08): Certificate of Good Standing received. Exception Cleared. Seller Comment (2024-07-08): (Rate Lock) Docs provided Reviewer Comment (2024-06-28): Certificate of Good Standing is provided for XXXX XXXX, LLC however, required Good standing for XXXX LLC. Exception remains. Seller Comment (2024-06-26): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing in the file for the vesting entity.				Reviewer Comment (2024-07-10): OA provided, exception cleared. Reviewer Comment (2024-07-08): Corporate Resolution is not provided for XXXX LLC. Exception remains. Seller Comment (2024-07-08): (Rate Lock) Docs provided Reviewer Comment (2024-06-28): Corporate Resolution is not provided for XXXX LLC. Exception remains. Seller Comment (2024-06-26): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing in the file for the vesting entity and for XXXX XXXX to verify ownership as property was deeded to this entity.				Reviewer Comment (2024-07-08): Operating Agreement received. Exception Cleared. Seller Comment (2024-07-08): (Rate Lock) Docs provided Reviewer Comment (2024-06-28): Operating Agreement is provided for XXXX XXXX, LLC however, required Operating Agreement for XXXX LLC. Exception remains. Seller Comment (2024-06-26): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN is missing for the business for the vesting entity.				Reviewer Comment (2024-06-28): Received EIN for XXXX LLC. Exception cleared. Seller Comment (2024-06-26): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Loan has a prepayment penalty but terms are not disclosed due to missing Addendum.				Reviewer Comment (2024-09-18): Received Note Addendum - Prepayment document. Exception cleared. Seller Comment (2024-09-16): (Rate Lock) Corrected note and addendum provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Prepayment penalty balance type is blank.		Prepayment information is not provided in Note and Prepayment Addendum is missing from file.				Reviewer Comment (2024-09-18): Received Note Addendum - Prepayment document. Exception cleared. Seller Comment (2024-09-16): (Rate Lock) Corrected note and addendum provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Prepayment penalty enforcement is blank.		Prepayment information is not provided in Note and Prepayment Addendum is missing from file.				Reviewer Comment (2024-09-18): Received Note Addendum - Prepayment document. Exception cleared. Seller Comment (2024-09-16): (Rate Lock) Corrected note and addendum provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109707	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO > by at least 40 points.	XXXX	Reviewer Comment (2024-06-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109708	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing for Business entity.				Reviewer Comment (2024-06-06): COGS provided Seller Comment (2024-06-03): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109708	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers did not sign the security instrument as authorized signers of the vesting entity, XXXX, as required by guidelines.				Reviewer Comment (2024-08-14): Security instrument provided, exception cleared. Seller Comment (2024-08-12): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109710	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 2 30-day mortgage late payments and 1 60-day mortgage late payment all within 12 months.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-07-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109711	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for DSCR score below 1 at 0.90.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-07-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109712	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Business checking account used for qualifying assets is missing evidence of access to funds. Verification of business ownership percentage is required.	Reviewer Comment (2024-08-14): Provided Certification of Trust which proves that only trustees are both the borrowers on the file. Updated Asset screen. Exception cleared.

Seller Comment (2024-08-13): trust cert

Reviewer Comment (2024-08-07): Provided lox reflect only XXXX ownership. Require  document for XXXX XXXX XXXX and XXXX home XXXX, Inc to verify ownership percentage. Exception remains.

Seller Comment (2024-08-06): Access letter

Reviewer Comment (2024-07-17): As per new 1003 and 1008 useability for account XXXX updated as 0%. Account XXXX is a Trust account; we require Trust document/ Evidence of access to funds for same. Exception Remains

Seller Comment (2024-07-16): Revised 1008 and 1003 removing XXXX

Reviewer Comment (2024-07-05): Provided Business Entity dose not reflect ownership percentage. Provided evidence of fund which shows ownership percentage . Exception remains

Seller Comment (2024-07-02): XXXX XXXX

Reviewer Comment (2024-06-26): Provided documents are online search and post closed dated. Please provide Evidence of Access to Funds prior to Note date. Exception remains.

Seller Comment (2024-06-25): UW LOE and supporting document

Reviewer Comment (2024-06-21): Account XXXX+A1:AX456 indicates a INC.

																			Seller Comment (2024-06-18): UW LOE - both borrowers listed as trustees	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109713	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-08-13): Lender acknowledged and elected to waive. Seller Comment (2024-08-12): (Rate Lock) Accept EV2 and wish to proceed. Please waive Reviewer Comment (2024-08-07): Coverage amount not reflecting on title policy , Require source document or Final title policy , Exception Remains Seller Comment (2024-08-01): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109714	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved at origination for DSCR <1.00. Compensating factors were cited as <60% LTV, 9 months reserves, and >740 FICO.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 9 months reserves	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109714	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for refinance is DSCR for current vacant new construction. Request is to use 1007 rental income for DSCR calculations.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109715	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Closing Disclosure reflects Prepayment Penalty, the Note does not contain a Prepay Penalty Addendum.				Reviewer Comment (2024-08-14): Received Note Prepayment Addendum. Updated details on Note screen. Exception cleared. Seller Comment (2024-08-13): (Rate Lock) Note provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350109715	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for DSCR score <1.00 for a Cash-Out Refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-07-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109715	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The HOA Questionnaire and Budget are missing from the loan file.				Reviewer Comment (2024-07-24): Received HOA Questionnaire document. Exception cleared. Seller Comment (2024-07-24): (Rate Lock) Provided Reviewer Comment (2024-07-23): Provided HOA Questionnaire document does not reflects property details. Require complete HOA Questionnaire. Exception Remains. Seller Comment (2024-07-23): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109715	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.	Lender Exception requested for DSCR score <1.00 for a Cash-Out Refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-07-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109715	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The HOA Questionnaire and budget are missing to reflect the subject as a Non-Warrantable Condo.				Reviewer Comment (2024-07-24): Received HOA Questionnaire document. Exception cleared. Seller Comment (2024-07-24): (Rate Lock) Provided Reviewer Comment (2024-07-23): Provided HOA Questionnaire document does not reflects property details. Require complete HOA Questionnaire. Exception Remains. Seller Comment (2024-07-23): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109716	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of $XXXX0 based on the Commitment in file.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX				Reviewer Comment (2024-08-07): Lender acknowledged and elected to waive. Seller Comment (2024-07-30): (Rate Lock) We accept the EV-2 as is and want to have this waived.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Available Operating Agreement is not signed. Provide signed Operating Agreement.				Reviewer Comment (2024-08-26): Received Operating Agreement. Seller Comment (2024-08-23): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: Vangaurd // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX	Required 2 months consecutive bank statement.				Reviewer Comment (2024-08-21): Balance summary provided. Reviewer Comment (2024-08-21): The 2 months verification should be within 90 days of the Note date. The statement provided is 116 days prior to the Note date. Seller Comment (2024-08-21): (Rate Lock) XXXX statement shows period of XXXX which is more than 2 months.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The Guidelines state Loan amounts <XXXX.00 has a 5% LTV Deduction. The Lender Exception approval within the loan file allows up to 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors. Seller Comment (2024-08-21): (Rate Lock) Exception provided for this already	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	The Guidelines state Loan amounts <XXXX.00 has a 5% LTV Deduction. The Lender Exception approval within the loan file allows up to 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors. Seller Comment (2024-08-21): (Rate Lock) Exception provided for this already	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Lender Exception Approval within the loan file states, the Borrower does not have a Primary mortgage tradeline and currently lives in a rented apartment.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors. Seller Comment (2024-08-21): (Rate Lock) Exception provided for this already	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Provide a Note addendum verifying the pre-payment penalty as stated on closing disclosure and Note or provide corrected CD and Note.				Reviewer Comment (2024-08-21): Document provide. Seller Comment (2024-08-21): (Rate Lock) Corrected docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350109718	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Provide Security Instrument Rider verifying the pre-payment penalty or provide an updated Security Instrument and CD verifying that no pre-payment penalty exist.				Reviewer Comment (2024-08-21): Document provide. Seller Comment (2024-08-21): (Rate Lock) Corrected docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109721	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		Property is condo, HOA questionnaire is missing in file.				Reviewer Comment (2024-08-07): Project is 2 unit approval not required, exception cleared. Seller Comment (2024-08-06): (Rate Lock) Eligible for a waiver. Please clear. Reviewer Comment (2024-08-05): Property is condo HOA questionnaire required dated with 90 days of funding. Exception remains. Seller Comment (2024-08-01): (Rate Lock) This is a 2-unit condo project - The project is eligible for waiver of review.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109721	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception on tape, exception is approved and requested for Cash out refinance DSCR is below 1 @0.99, rent of $XXXX. and compensating factors are FICO 782, 0X30X24 housing history, high reserves from cash out funds.				Reviewer Comment (2024-08-07): Exception cleared reflected DSCR is 1.02. Seller Comment (2024-08-01): (Rate Lock) Also the DSCR is over 1. Rent is XXXX, Piti is XXXX = 1.000433 Seller Comment (2024-07-30): (Rate Lock) What is needed to clear this condition? Exception was provided and approved with comp factors.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109721	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Occupancy discrepancy.	Property occupancy of Investment does not match Guideline property occupancy of Investment.	Appraisal shows tenancy as vacant, however also shows currently rented at XXXX per month. Lease reflects the same rent amount but it is expiring on XXXX. Loan Note is dated XXXX. Appraisal completed on XXXX. Property not currently occupied and no updated lease provided.				Reviewer Comment (2024-08-07): Loan meets requirements for a vacant property, exception cleared. Seller Comment (2024-08-07): (Rate Lock) The property is vacant and qualifies as vacant. As far as Occupancy on XXXXs site it's either investor, primary or SH. Vacant is not a choice. Please clear. Reviewer Comment (2024-08-07): If property is not vacant, updated lease agreement will be required. Exception remains Seller Comment (2024-08-01): (Rate Lock) The property is vacant and meets the guidelines for that. There is no way to mark the occupancy as vacant on XXXXs site.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109724	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower does not meet the minimum tradeline requirement of having on tradeline being a primary residence reporting for a minimum of 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline minimum by at least 4 months. LTV is at least 10% <guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-07): Lender exception with compensating factors. Seller Comment (2024-07-29): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109729	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		There are two liens that affect title. 1) Federal tax lien and 2) State of XXXX lien. Provided evidence these are both paid in full. Dollor amounts for tax liens on title are XXXX and $XXXX and the two payoffs on final CD are $XXXX				Reviewer Comment (2024-08-14): Payoffs for liens provided, exception cleared. Seller Comment (2024-08-12): (Rate Lock) Update payoffs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109730	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster.				Reviewer Comment (2024-08-13): Property inspection report provided, exception cleared. Seller Comment (2024-08-12): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109730	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender Exception in file - condo project non-warrantable due to master insurance not being insuranced at replacement cost.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109730	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender Exception requested for First time investor, DSCR of .733, LTV 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109730	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender Exception requested for First time investor, DSCR of .733, LTV 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109731	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject transaction is a cash-out refinance and Borrower is a first time investor which is ineligible per guidelines. Borrower owns additional homes but not for 12 full months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109731	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject transaction is a cash-out refinance when property was acquired less than 6 months prior to application date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109731	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraised value was instead of purchase price when property was acquired over 180 days but less than 360 days as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109732	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-09-24): Property inspected post disaster put pre FEMA declaration of disaster end date. Reviewer Comment (2024-09-24): Property inspected post disaster but pre FEMA declaration of disaster end date. Seller Comment (2024-09-19): (Rate Lock) Initial appraisal is after declaration date. Please downgrade to an EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109732	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is vacant as purchased on XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109733	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Requested: Requesting property to be accepted without rebuild letter. Appraisal shows the subject zoned SFR legal non conforming grandfathered, and appraiser was unable to obtain a rebuild letter. County assessor shows the subject land type as Multiple Family Residential and the Use Code as duplex, and there are multiple other properties on the same street as the subject that are identical duplexes. Zoning appears to not be an issue based on this info.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 month housing history	XXXX	Reviewer Comment (2024-08-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109733	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The Guidelines state the maximum LTV/CLTV for 2-4 Unit is 75%. The Lender exception request within the loan file is for LTV/CLTV to 80% on a 2 unit property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 month housing history	XXXX	Reviewer Comment (2024-08-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109733	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	The Guidelines state the maximum LTV/CLTV for 2-4 Unit is 75%. The Lender exception request within the loan file is for LTV/CLTV to 80% on a 2 unit property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 month housing history	XXXX	Reviewer Comment (2024-08-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109734	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender exception requested for DSCR below 1 requesting LTV%, max allowed 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109734	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender exception requested for DSCR below 1 requesting CLTV%, max allowed 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109736	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for project not being insured at or above replacement costs. The HOA is explaining the XXXX replacement cost limit was approved by the board due to high premiums and the insurance agent recommended each member to purchase a supplemental policy to cover the +/- $XXXX gap coverage.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109736	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested exception for DSCR ratio updated to .820.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109736	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to waive escrows.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109737	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not own their primary residence and subject loan is a cash out.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is <guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109739	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for DSCR < 1.00 at 0.999.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Evidence of title is missing in file.				Reviewer Comment (2024-08-26): Title Commitment document received and uploaded. Exception cleared. Seller Comment (2024-08-23): (Rate Lock) Title provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2024-08-28): Received Final Title Policy. Exception Cleared. Seller Comment (2024-08-28): (Rate Lock) Provided Reviewer Comment (2024-08-26): Provided document is Title Commitment. Require Final Title Policy. Exception remains. Seller Comment (2024-08-23): (Rate Lock) Title provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Single owner concentration for subject condo project is over 30% and budget is running on a $XXXX deficit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirements by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The condo project does not evidence ordinance or law coverage as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirements by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max cash out LTV for a non warrantable condo is 70% and subject LTV is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirements by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109740	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2024-08-28): Received Final Title Policy. Exception Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109741	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR score below 1.00 at 0.86 at 75% LTV purchase. The Borrower is a First Time Investor and 1.00 is required for calculation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109742	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.66 is less than Guideline PITIA months reserves of 12.00.	The Lender Exception request within the loan file is to allow less than the required 12 months reserves for an escrow waiver.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors. Seller Comment (2024-08-12): (Rate Lock) Please clear as exception provided Reviewer Comment (2024-08-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109742	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing mortgage payment history for subject property with XXXX				Reviewer Comment (2024-08-14): Pay history provided, exception cleared. Seller Comment (2024-08-12): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109744	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 700 is less than Guideline representative FICO score of 720.	An escrow waiver requires a credit score of 720.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. The DSCR of 1.24 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-09): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109745	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The prior draw history on the HELOC account being paid at closing is not documented in the loan file. The account was opened in XXXX and 12 months history was provided a draw of $XXXX was taken last month.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR is > guideline requirements by .50. The LTV is < the guideline maximum by at least 10%. FICO exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109746	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX	Require most recent 2 months bank statements.				Reviewer Comment (2024-08-16): Assets not used to qualified. Exception cleared. Seller Comment (2024-08-14): (Rate Lock) These were not used to qualified, and we do not have anything coming from them. Please clear as we do not need to provide the second if we are not utilizing these assets. Reviewer Comment (2024-08-14): Require most recent 2 months bank statements for account number XXXX. Exception remains. Seller Comment (2024-08-12): (Rate Lock) This account was not used to source assets, please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109746	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Approved Lender Exception in file allowing DSCR ratio less than 1.0 with 30 yr IO. DSCR ratio is .752%. Compensating factors: credit score above minimum by 20 points or greater, 0x30x24 month housing history, PITIA reserves above minimum by 6 months or greater.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109747	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 1	The Borrower currently has one open and active revolving tradeline reporting on credit report for 52 months with last activity XXXX 2024 with no balance or payment required. All other tradelines reflect last activity ranging from XXXX 2023 to XXXX 2023. Per Guidelines at least 1 tradeline must be a Primary Residential Mortgage reporting a minimum 12 months or evidence it is owned free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. Borrower owns 2 investment properties that are free and clear.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors. Seller Comment (2024-09-15): (Rate Lock) Corrected exception provided Reviewer Comment (2024-09-05): Please provide additional compensating factor as one of the listed factors is for DTI which is not generated on business purpose loans.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109747	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 0	The Borrower currently has one open and active revolving tradeline reporting on credit report for 52 months with last activity XXXX 2024 with no balance or payment required. All other tradelines reflect last activity ranging from XXXX 2023 to XXXX 2023. Per Guidelines at least 1 tradeline must be a Primary Residential Mortgage reporting a minimum 12 months or evidence it is owned free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. Borrower owns 2 investment properties that are free and clear.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors. Seller Comment (2024-09-15): (Rate Lock) Corrected exception provided Reviewer Comment (2024-09-05): Please provide additional compensating factor as one of the listed factors is for DTI which is not generated on business purpose loans.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109747	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower who has no primary housing expenses and is living rent free in XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. Borrower owns 2 investment properties that are free and clear.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors. Seller Comment (2024-09-15): (Rate Lock) Corrected exception provided Reviewer Comment (2024-09-05): Please provide additional compensating factor as one of the listed factors is for DTI which is not generated on business purpose loans.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109748	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 2 Active Tradelines which is less than the minimum required by guidelines.	Exception is requested for only one open active tradeline reporting in 36 months which is not meet guideline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109748	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception as cash too close increased and borrower only has 17 months now instead of 18.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109749	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided						Reviewer Comment (2024-09-26): OFAC provided Seller Comment (2024-09-24): (Rate Lock) Please see attached CLEAR background check - you can see on the final page that there is no hit for OFAC under the "Report section(s) with no matches	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109749	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of $XXXX based on the Commitment in file.	Title Policy Amount of XXXX is less than the note amount of $XXXX				Reviewer Comment (2024-09-26): Revised documents provided with new loan amount of XXXX. Seller Comment (2024-09-25): (Rate Lock) Apologies for that. The loan amount was changed to $XXXX to keep the loan as a rate-term refinance. The title policy amount is correct. Please see attached correct loan documents for this file.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109749	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Missing approval with correct loan amount of XXXX.				Reviewer Comment (2024-10-02): Corrected approval provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached approval with correct loan amount of $XXXX	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109750	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.				Reviewer Comment (2024-08-01): Received XXXX DSCR matrix does allow .80 on their matrix. Exception remains. Seller Comment (2024-08-01): Please find attached XXXX DSCR Matrix. Reviewer Comment (2024-07-31): Received matrix is for Core experienced investor program not for XXXX. Exception remains. Seller Comment (2024-07-30): XXXX does not request the Investor experience letter and also does allow .80 on their matrix. Plese see attached most recent matrix.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109750	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Guidelines require a letter of explanation from the Borrower detailing relevant real estate experience that is missing from the loan file.				Reviewer Comment (2024-08-06): Received updated guidelines Seller Comment (2024-08-06): Guideline was sent via email by XXXXbut attaching it here as well just in case. Seller Comment (2024-08-05): XXXX guideline sent. Reviewer Comment (2024-08-01): A Letter of Explanation (LOE) by the Borrower/Guarantor is required to detail relevant real estate experience. A Letter of Explanation (LOE) by the Borrower/Guarantor not received. Exception remains. Seller Comment (2024-07-30): Our guideline does not require investor experience letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109751	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide partial release for lien associated with the subject property.				Reviewer Comment (2024-08-13): Payoff with checks provided. Seller Comment (2024-08-08): (Rate Lock) Please see attached checks from title to payoff the lien - check images appear on pages 4 and 5 of the PDF. Reviewer Comment (2024-08-07): Please provide wire to title company to reflect satisfaction of lien(s). Seller Comment (2024-07-29): (Rate Lock) All six properties (XXXX) were refinanced on the same day and the total lien was released in one wire by the title company to pay off the blanket lien - see attached final HUDs for all six properties	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109753	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX					Reviewer Comment (2024-09-20): Post Disaster Inspection date provided and updated. Exception cleared. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109754	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Borrower has insufficient or no assets to close.		The HUD provided for closing funds/reserves reflects as "preliminary". Provide final HUD statement for asset documentation.				Reviewer Comment (2024-08-06): Final closing statement provided, exception cleared. Seller Comment (2024-07-29): (Rate Lock) See attached final HUD from cash-out refinance of XXXX that provided the funds	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109754	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The loan file is missing an operating agreement for XXXX LLC reflecting the Borrower as 100% owner as property was deeded in the name of this entity prior to closing.				Reviewer Comment (2024-08-06): Operating agreement provided, exception cleared. Seller Comment (2024-07-29): (Rate Lock) See attached entity docs for XXXX LLC showing the guarantor as 100% owner Seller Comment (2024-07-29): (Rate Lock) See attached final HUD from cash-out refinance of XXXX that provided the funds	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-09-19): Waived per client request. Seller Comment (2024-09-11): (Rate Lock) Accept to proceed with the EV2 as is and waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution signed by all the members of the borrowing business entity is missing.				Reviewer Comment (2024-09-19): Document provided, system cleared. Seller Comment (2024-09-18): (Rate Lock) operating agreement provided Reviewer Comment (2024-09-13): Corporate resolution is not received in trailing document. Provide Corporate Resolution signed by all the members of the borrowing business entity is missing from the file. Exception remains. Seller Comment (2024-09-11): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for housing history of subject 1x30 which was due onXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	750 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-05): Please provide additional compensating factors for consideration of downgrading/waiving exception. Listed comp factor of 0x30x24 is not valid as there is an exception for payment history.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers loan exposure is XXXX0 which exceeded allowed XXXX,000.00. The Borrower also exceeds the aggregate of $XXXX over the total of 5 loans under multiple loans to one Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	750 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-05): Please provide additional compensating factors for consideration of downgrading/waiving exception. Listed comp factor of 0x30x24 is not valid as there is an exception for payment history.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Appraisal came back as a Single Family Residence with 2 ADUs as the Guidelines allow 1 ADU.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	750 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-05): Please provide additional compensating factors for consideration of downgrading/waiving exception. Listed comp factor of 0x30x24 is not valid as there is an exception for payment histor	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowing Entity will close in a layered LLC name. The Title reflects the subject owned by another LLC creating a layered LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	750 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-05): Please provide additional compensating factors for consideration of downgrading/waiving exception. Listed comp factor of 0x30x24 is not valid as there is an exception for payment history.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		The Articles of Organization for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-09-19): Document provided, system cleared. Seller Comment (2024-09-18): (Rate Lock) Provided doc reflects XXXX LLC is managing member of XXXX XXXX. Therefore the docs provided are sufficient. Reviewer Comment (2024-09-13): Provided Articles of Organization is of XXXX XXXX however require for borrowing business entity which is XXXX LLC. Exception remains. Reviewer Comment (2024-09-13): Closed in error. Seller Comment (2024-09-11): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The Certificate of Good Standing for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-09-19): Document provided, system cleared. Seller Comment (2024-09-18): (Rate Lock) Provided doc reflects XXXX LLC is managing member of XXXX XXXX. Therefore the docs provided are sufficient. Reviewer Comment (2024-09-13): Provided Certificate of Good Standing is of XXXX XXXX however require for borrowing business entity which is XXXX LLC. Exception remains. Seller Comment (2024-09-11): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		The EIN for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-09-19): Document provided, system cleared. Seller Comment (2024-09-18): (Rate Lock) Provided doc reflects XXXX LLC is managing member of XXXX XXXX. Therefore the docs provided are sufficient. Reviewer Comment (2024-09-13): Provided Employer Identification Number (EIN) is of XXXX XXXX however require for borrowing business entity which is XXXX LLC. Exception remains. Seller Comment (2024-09-11): (Rate Lock) Docs provided Seller Comment (2024-09-11): (Rate Lock) EIN provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109757	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower/Guarantor does not represent at least 50% ownership of the entity as required by guidelines.				Reviewer Comment (2024-09-19): Business entity lising verifies XXXX LLC is the managing member of XXXX XXXXs, LLC. Seller Comment (2024-09-18): (Rate Lock) Provided doc reflects XXXX LLC is managing member of XXXX XXXX. Therefore the docs provided are sufficient. Seller Comment (2024-09-18): (Rate Lock) Agreement shows borrower as sole managing member. This confirms he owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is missing in file for the Borrowing Entity..				Reviewer Comment (2024-09-25): Articles of Origination provided Seller Comment (2024-09-25): (Rate Lock) Articles provided Reviewer Comment (2024-09-24): Provided document is an Operating agreement. Articles of Organization/Formation is required for XXXX LLC. Exception remains. Seller Comment (2024-09-24): (Rate Lock) OA provided showing formation of the LLC. Reviewer Comment (2024-09-20): Articles of Organization/Formation is missing in file. Exception Remains. Seller Comment (2024-09-18): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in file for the Borrowing Entity..				Reviewer Comment (2024-09-20): Received Certificate of Good Standing. Exception Cleared. Seller Comment (2024-09-18): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing from the loan file.				Reviewer Comment (2024-09-20): Received Closing Protection Letter. Exception Cleared. Seller Comment (2024-09-18): (Rate Lock) Title docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing from the loan file for the Borrowing Entity.				Reviewer Comment (2024-09-25): Documents received, system cleared. Seller Comment (2024-09-24): (Rate Lock) OA provided signed by all members, nothing further is needed. Reviewer Comment (2024-09-20): Corporate Resolution is missing from the loan file.Exception Remains. Seller Comment (2024-09-18): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		The Title Policy is missing from the loan file.				Reviewer Comment (2024-09-20): Received Title Preliminary. Exception Cleared. Seller Comment (2024-09-18): (Rate Lock) Title docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The Title Policy is missing from the loan file.				Reviewer Comment (2024-09-20): Received Title Preliminary. Exception Cleared. Seller Comment (2024-09-18): (Rate Lock) Title docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property appraisal came back as a Single Family Residence with 2 ADU. However, the Guidelines permit 1 ADU.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO is 30 points > than guideline requirement. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowing Entity will close in a layered LLC. The Title reflects ownership of a different LLC creating a layered LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO is 30 points > than guideline requirement. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors. Seller Comment (2024-09-18): (Rate Lock) Exception already provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan exposure for Borrower is XXXX.00 and the Guidelines allow XXXX.000.00. The Borrower has also exceeded the aggregate of XXXX.00 over a total of 5 loans under the multiple loan to one Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO is 30 points > than guideline requirement. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower/Guarantor does not represent at least 50% ownership of the borrowing entity as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO is 30 points > than guideline requirement. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-09): Lender exception with compensating factors. Seller Comment (2024-10-08): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109758	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank.				Reviewer Comment (2024-09-25): Waived per client request Seller Comment (2024-09-24): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109759	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Coverage for loan amount is missing from the Preliminary Title.				Reviewer Comment (2024-09-25): Waived per client reqest Seller Comment (2024-09-24): (Rate Lock) Please waive the EV2. Reviewer Comment (2024-09-20): Provide rate lock which shows exception accepted , Exception remains Seller Comment (2024-09-18): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109759	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Subject Property is a Single Family Residence with 2 AUDs. The Guidelines allow a Single Family Residence with 1 ADU.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	FICO exceeds guideline minimum by at least 30 points.	XXXX	Reviewer Comment (2024-09-25): Waived per client request Seller Comment (2024-09-24): (Rate Lock) Please waive the EV2. Reviewer Comment (2024-09-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109759	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not document the Borrower's ownership % in the borrowing entity.	Reviewer Comment (2024-09-27): Documentation provided reflecting ownership, exception cleared.

Seller Comment (2024-09-26): (Rate Lock) This is not needed as the company agreement specifically states 'managing member'. This is sufficient to show his ownership in XXXX XXXX. Please refer to XXXX where same document was used to clear.

Reviewer Comment (2024-09-25): Missing "Member Register" of operating agreement to verify borrower is 100% owner.

Seller Comment (2024-09-24): (Rate Lock) Doc provided showing borrower is managing member of ADU XXXX. Please clear.

Reviewer Comment (2024-09-20): Provided operating agreement does provide a breakdown of ownership %.

Seller Comment (2024-09-18): (Rate Lock) Agreements provided for ADU
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109759	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers loan exposure is XXXX0.00 that exceeds allowance of XXXX,000.00. The Borrower will also exceed the aggregate of XXXX.00 over a total of 5 loans under multiple loan to 1 Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	FICO exceeds guideline minimum by at least 30 points.	XXXX	Reviewer Comment (2024-09-25): Waived per client request Seller Comment (2024-09-24): (Rate Lock) Please waive the EV2. Reviewer Comment (2024-09-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109760	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception as title is vested in land trust which is not permitted by XXXX guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109764	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		The Spousal Consent was not located within the loan file.				Reviewer Comment (2024-08-15): spousal Consent not require , Exception Cleared Seller Comment (2024-08-14): (Rate Lock) This is an investment and spouse is not required to sign as they hold no interest. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109764	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	A first time investor requires a DSCR of 1.00 subject loan DSCR is .99.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109765	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception for DSCR score below 1.00 at 0.898.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109766	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX				Reviewer Comment (2024-09-20): PDI provided , Exception cleared Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109767	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX					Reviewer Comment (2024-09-20): Property Inspection received and updated. exception cleared. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109768	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX				Reviewer Comment (2024-09-20): Post disaster inspection report is received. Exception is cleared. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109769	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX				Reviewer Comment (2024-09-20): Property Inspection report provided and updated Exception cleared Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109769	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verification of XXXX0/year taxes on subject property. This figure was used to determine DSCR of 1.66.				Reviewer Comment (2024-09-18): Provided. Seller Comment (2024-09-05): (Rate Lock) That figure was an estimated amount for 2024 that was provided by the title company - please see attached confirmation	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109770	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area and no post disaster inspection report was provided.				Reviewer Comment (2024-09-20): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109770	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided tax certificate to verify XXXX/year used to determine DSCR 1.31.				Reviewer Comment (2024-09-18): Tax verification provided Seller Comment (2024-09-05): (Rate Lock) That figure was an estimated amount for 2024 that was provided by the title company - please see attached confirmation	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109771	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2024-09-20): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109772	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORM, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2024-09-20): Exception cleared. Received document and updated correctly. Seller Comment (2024-09-18): (Rate Lock) Please see attached PDI showing no damage to the property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109772	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of tax liability for the subject property. The amount collected on the HUD does not match the amount calculated from the total bill.				Reviewer Comment (2024-09-18): Tax verification provided Seller Comment (2024-09-05): (Rate Lock) That figure was an estimated amount for 2024 that was provided by the title company - please see attached confirmation	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109783	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided						Reviewer Comment (2024-04-25): Tax certificate received. Exception Cleared. Buyer Comment (2024-04-15): Tax cert attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109783	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2024-04-25): Received Closing Instructions, exception cleared. Buyer Comment (2024-04-17): First 6 pages	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109784	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note Date: XXXX; Lien Position: 1	Full Appraisal Report is required. CDA from XXXX and a Field Review have been provided.				Reviewer Comment (2024-04-27): Received in trailing docs. Buyer Comment (2024-04-26): Appraisal attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109784	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Full Appraisal Report is required. CDA from XXXX and a Field Review have been provided.				Reviewer Comment (2024-04-27): Received in trailing docs. Buyer Comment (2024-04-26): Appraisal attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109784	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing Credit Report Authorization.				Reviewer Comment (2024-04-27): Received in trailing docs. Buyer Comment (2024-04-26): Credit authorization in section IX of loan apps	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109784	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2024-04-27): Received in trailing docs. Buyer Comment (2024-04-26): Closing instructions attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109785	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2024-05-13): Closing Instructions associated. Exception Cleared Buyer Comment (2024-05-09): Closing instructions attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing in the file.				Reviewer Comment (2024-06-24): Received credit application. Buyer Comment (2024-05-31): Signed loan applications attached. Final 1003s signed at closing is a conventional requirement, please waive.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided		Closing Instructions is missing in the file.				Reviewer Comment (2024-06-24): Received Buyer Comment (2024-05-31): Closing instructions attached - page 1-6 Buyer Comment (2024-05-31): Signed loan applications attached. Final 1003s signed at closing is a conventional requirement, please waive.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	XXXX	Background check for borrowing entity reflects 142 foreclosures with no disposition dates, which does not meet guideline requirements				Reviewer Comment (2024-06-24): Per lender, these items are not against our borrowing entity. These are purchases they made out of foreclosure. Buyer Comment (2024-05-31): Borrowers purchased these homes. These foreclosure are not against the borrowers. We have done many deals with them and sold them to XXXX. Please waive.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: XXXX	background check report disclosed 1 open Judgments under the borrower's name. Per the lender's guidelines, the judgments may remain open if the judgments are on a repayment agreement with proof the most recent 6 months of payments were made in a timely manner. These judgment were not paid off at closing and file is missing the required payment documentation or proof each judgment was paid in full and satisfied.				Reviewer Comment (2024-06-24): Docket received reflecting judgment satisfied. Buyer Comment (2024-06-24): Please see attached court documentation showing most recent disposition of this case "SATISFY, SETTLE, END AND DISCONTINUE THE SUIT AND JUGDMENT AGAINST DEFT XXXX Reviewer Comment (2024-06-24): On borrowing entity background check, page 233 of 237, there is an open judgment reflecting "judgment confession" and unsatisfied as the disposition. Buyer Comment (2024-05-31): No open judgments on background reports. Please indicate which background and page you are seeing this on?	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing Credit Report Authorization for each borrower.				Reviewer Comment (2024-06-24): Received Buyer Comment (2024-06-12): Credit authorization attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109786	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Foreclosure / Balance: XXXX					Reviewer Comment (2024-06-24): Confirmation from client this is not against borrowing entity. Buyer Comment (2024-05-31): Not against borrowers. Please waive.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109788	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception is requested for DSCR as calculated DSCR of 0.94 does not meet the guideline requirement of DSCR 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109788	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for trade lines, borrower has 2 trades over 12 months	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109789	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.				Reviewer Comment (2024-09-19): Waived per client request. Seller Comment (2024-09-11): (Rate Lock) Accept to proceed with the E2 and waive it.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109789	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved and requested for borrower lives in a rented primary(no primary mortgage tradeline) with compensating factors low LTV(below 60%),12+months reserves, 783 FICO.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 60% LTV	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109790	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 2	Borrowers do not meet the tradeline requirements of three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower and at least one (1) trade line must be a primary residential mortgage reporting for a minimum of twelve (12) months (or evidence primary residence is owned free and clear).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109790	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 2	Borrowers do not meet the tradeline requirements of three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower and at least one (1) trade line must be a primary residential mortgage reporting for a minimum of twelve (12) months (or evidence primary residence is owned free and clea	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109791	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The vesting LLC is a layered entity as the entity is owned by another entity that Borrower has 100% ownership in.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline minimum by at least 4 months. FICO exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109792	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Corporate Resolution is not provided	Reviewer Comment (2024-10-11): Evidence of sole proprietorship provided.

Seller Comment (2024-10-08): (Rate Lock) No updated OA is needed. Both borrowers signed the OA as trust gurantors. This is sufficient enough for this condition.

Reviewer Comment (2024-10-04): The OA shows both borrower and spouse as members due to the trust owning 100% which as they both  are guarantors. An operating agreement does not clearly identify the powers of the managing both guarantors in XXXX XXXX. Required updated operating agreement to identify ownership of XXXX XXXX and XXXX XXXX in XXXX XXXX individually. Exception remains.

Seller Comment (2024-10-03): (Rate Lock) This is sufficient for corporate resolution and nothing further needs provided. The OA shows both borrower and spouse as members due to the trust owning 100% which they are both grantors. XXXX is the sole member based off the EIN. Please clear.

Reviewer Comment (2024-10-02): Operating agreement reflects two members. Provide amendment to operating agreement reflecting ownership being transferred solely to Borrower.

Seller Comment (2024-09-27): (Rate Lock) EIN shows XXXX as sole member and should be sufficient enough for ownership %

Reviewer Comment (2024-09-25): The XXXX XXXX has 100% ownership in the business entity- XXXX LLC however, there are two members for The XXXX XXXX and trust agreement does not specify the % ownership for guarantor XXXX XXXX.  Exception remains.

Seller Comment (2024-09-24): (Rate Lock) EIN shows borrower as sole member

Reviewer Comment (2024-09-19): The XXXX XXXX has 100% ownership in the business entity- XXXX LLC however, trust agreement does not specify the % ownership for guarantor XXXX XXXX. Corporate resolution required to verify the % ownership in the business entity. Exception remains.

Seller Comment (2024-09-17): (Rate Lock) The last of the OA shows all members and executed by them. This is sufficient, please clear.

																			Reviewer Comment (2024-09-16): Corporate Resolution signed by all the members of the borrowing business entity is missing from the file. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109792	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109792	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		LLC is a layered entity as LLC is owned by a trust which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109792	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX, which is the documented replacement cost.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors. Seller Comment (2024-09-24): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109793	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109794	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.00 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 8.19 is less than Guideline PITIA months reserves of 9.00.	Reviewer Comment (2024-08-26): POC receipt provided, exception cleared.

Seller Comment (2024-08-23): (Rate Lock) Please provide page # and section from XXXX DSCR Guidelines where it states this is a requirement

Reviewer Comment (2024-08-22): To use the XXXX.00 I will need proof of source of funds and copies of all paid invoices attached to these POC's.  I only have bank statement account #7001 with an ending date of 6/30/2024.

Seller Comment (2024-08-19): (Rate Lock) Please see attached wire confirmation receipt of XXXX POC. This represented a refundable deposit from the borrower that was used toward certain third-party fees such as appraisal, credit report, background report, etc. Amounts in excess of the deposit were collected on the final settlement statement. As previously stated in our replies, we documented sufficient evidence of liquid assets to cover all amounts due from borrower plus 9 months of PITIA reserves with $XXXX left over.

Reviewer Comment (2024-08-16): EMD verified. POCs of XXXX not documented.

Seller Comment (2024-08-14): (Rate Lock) Not required to show liquid funds available for EMD (paid XXXX) and POC items listed on settlement statement. Section 8A of XXXX DSCR Guidelines under Down Payments states, "For acquisition transactions, down payment funds (amount required from borrower on the settlement statement - this means cash they need to bring to close) need to be documented as part of the reserves requirements.

As stated previously, Nine months of reserves equals $XXXX and the cash due from borrower at closing was $XXXX (see attached settlement statement). The balance on the borrower's bank account was $XXXX. The borrower has excess funds of $XXXX.

Reviewer Comment (2024-08-13): $XXXX. Borrower funds are only $XXXX Missing 1 month reserves.

Reviewer Comment (2024-08-13): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 7.75 is less than Guideline PITIA months reserves of 9.00.

																			Seller Comment (2024-08-07): (Rate Lock) Nine months of reserves equals $XXXX and the cash due from borrower at closing was $XXXX (see attached settlement statement). The balance on the borrower's bank account was $XXXX. The borrower has excess funds of $XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109794	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement dated XXXX missing from file.				Reviewer Comment (2024-08-13): Received. Cleared. Seller Comment (2024-08-07): (Rate Lock) See attached purchase contract	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109796	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal was made subject to; however, 442 was not provided.				Reviewer Comment (2024-09-24): Roof inspection report is available in file. Verified details. Exception Cleared. Seller Comment (2024-09-22): (Rate Lock) The appraiser has the following commentary on PDF page 9: "The subject's roof was showing evidence of damaged shingles. The appraiser recommends a roofing inspection to determine the remaining roof life. This is not considered a current health/safety concern, however a failure to address the issue may lead to a possible health/safety concern." As the fourth 'Subject To' box is checked, there is no need for a Final Inspection.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109796	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borroower has a 30 day mortgage late in XXXX 2023 and a 60 day mortgage late in XXXX 2023.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109797	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage amount is insufficient with amount XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-09-07): Lender Exception with Compensating Factors. Seller Comment (2024-08-31): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109797	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception within the loan file for an Escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109797	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception for Updating the Corp flag to an LLC/Corp.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109797	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception to allow assignment of purchase contract from 3rd party to Borrower's Business as allowed via XXXX..	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109797	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow current tradelines and housing history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109798	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approved exception for the DSCR Score of .98 when the minimum required is 1.00 for an interest only loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109799	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Rent loss insurance is required for subject properties.	Reviewer Comment (2024-10-21): Document provided, exception cleared.

Seller Comment (2024-10-15): (Rate Lock) Page 1 shows the change in fair rental value coverage

Reviewer Comment (2024-10-14): Please re upload document as provided document in file does not reflect XXXX fair rental value for the subject property.

Seller Comment (2024-10-10): (Rate Lock) Page 1 reflects 'Fair Rental Value' was increased from 0 to XXXX and was added. Please clear.

Reviewer Comment (2024-10-09): Policy uploaded does not reflect rent loss insurance.

Seller Comment (2024-10-05): (Rate Lock) HOI with rental coverage provided
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109799	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file for private lender VOM for 2nd mortgage.	Borrower has owned the subject property for at least 5 years. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109802	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception allowing to proceed with vacant property using market rent on 1007. Property has been recently renovated.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109802	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: HI	The preliminary title report in the file did not disclose the title insurance coverage amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-09-25): Title preliminary report with loan amount is received. Exception cleared. Seller Comment (2024-09-25): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 657 is less than Guideline representative FICO score of 660.	The subject loan amount is XXXX with FICO of 657 when 660 FICO is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The variance between the two appraisals is 30% (max allowable variance of 10%)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The DSCR at 0.857 on a cash out refi is < guideline requirement of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	The subject is vacant & there is no lease on a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property was recently majority renovated and will be subject to a new tax assessment which will likely significantly increase taxes. Exception to use current tax certification of ration (at 0.857).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan has no Prepayment Penalty.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109803	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX.00 is greater than Guideline maximum loan amount of XXXX.00.	The subject loan amount is XXXX with FICO of 657 when 660 FICO is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 36+ month on time mortgage payment history.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided Reviewer Comment (2024-08-16): Please provide valid compensating factors for consideration to downgrade/waive exception as listed comp factor of 60% LTV is not valid as cash out is not allowed for DSCR <1.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109804	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109805	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Subject DSCR is under 1.00, a Cash-Out Refinance requires a Minimum DSCR score of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109806	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	The Certificate of Foreign Qualification for the state of XXXX is missing from the loan file.	Reviewer Comment (2024-10-01): The Certificate of Foreign Qualification provided and stated in corporate resolution that XXXX XXXX. allowing to purchase real property in state of XXXX. Exception cleared.

Seller Comment (2024-09-30): (Rate Lock) corporate resolution provided

Reviewer Comment (2024-09-18): Borrower operates his business in CA states. Required the Certificate of Foreign Qualification stating authorized to conduct business in XXXX state. Exception Remains.

Seller Comment (2024-09-16): (Rate Lock) Guidelines for Bank Statements state: "If the borrower's business is an out of state business that operates in XXXX a Certificate of Foreign Qualification for the State of XXXX is required." This is not a FL property, nor Bank Statement so this is not needed. Please clear.

Reviewer Comment (2024-09-09): Received document is Article of Organization for XXXX state. Required the Certificate of Foreign Qualification stating authorized to conduct business in XXXX state. Exception remains.

Seller Comment (2024-09-05): (Rate Lock) Proof provided
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request exception to waive escrows.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request exception for subject listed for sale XXXX	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request exception as subject does not have a history of short term rent as it is a recent construction and borrowerwas planning to sell instead of renting initially. A 1007 will be used in lieu of the history of short term rent.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request exception for 1007 indicates the market rent is $XXXX/month with an estimated occupancy rate of 50%. Requesting approval to proceed without including occupancy rate OR to proceed with DSCR >.75 but < 1.0 using $XXXX0/month subject rent.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109807	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request exception for appraisal variance is 19% between first and second appraisals - using the lower appraised value.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109808	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				Reviewer Comment (2024-09-06): Received replacement cost estimator. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) HOI agent confirmed that the coverage was 100% full replacement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109809	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided	The Spousal Consent is missing from the loan file.	Reviewer Comment (2024-09-25): Exception cleared.

Seller Comment (2024-09-23): (Rate Lock) This is invalid. Please refer to LOE and docs provided.

Reviewer Comment (2024-09-19): Provided document is signed by borrower however, requires spousal consent signed by Non-borrowing spouse. Exception remains.

Seller Comment (2024-09-17): (Rate Lock) The note is signed as individual and authorized person because vesting is held in the LLC; however, the loan application must be made in the individual borrower's name. As previously mentioned, the spouse has no interest and is not a NBO. Please refer to page 23 of the guidelines that state "A non-borrowing owner, defined as an individual with an ownership interest in the subject property but not a borrower on the loan". The spouse is neither, therefore this does not need igned/

Reviewer Comment (2024-09-16): Note document signed as individual. Per guideline if LLC borrower and individual co-borrower required spousal consent. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) This is not valid. Guidelines state: A non-borrowing owner, defined as an individual with an ownership interest in the subject property but not a borrower on the loan. The spouse has no interest therefore is not a non-borrowing spouse and has no interest in the property.

Reviewer Comment (2024-09-13): Spousal consent is required for the married guarantor who resides in a community property state, XXXX. Exception remains.

Seller Comment (2024-09-12): (Rate Lock) Spouse does not hold interest and is not required to sign this document.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109809	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	The Spousal Consent is missing from the loan file.	Reviewer Comment (2024-09-25): Exception cleared.

Seller Comment (2024-09-23): (Rate Lock) This is invalid. Please refer to LOE and docs provided.

Reviewer Comment (2024-09-19): Provided document is signed by borrower however, requires spousal consent signed by Non-borrowing spouse. Exception remains.

Seller Comment (2024-09-17): (Rate Lock) The note is signed as individual and authorized person because vesting is held in the LLC; however, the loan application must be made in the individual borrower's name. As previously mentioned, the spouse has no interest and is not a NBO. Please refer to page 23 of the guidelines that state "A non-borrowing owner, defined as an individual with an ownership interest in the subject property but not a borrower on the loan". The spouse is neither, therefore this does not need igned/

Reviewer Comment (2024-09-16): Note document signed as individual. Per guideline if LLC borrower and individual co-borrower required spousal consent. Exception remains.

Seller Comment (2024-09-15): (Rate Lock) This is not valid. Guidelines state: A non-borrowing owner, defined as an individual with an ownership interest in the subject property but not a borrower on the loan. The spouse has no interest therefore is not a non-borrowing spouse and has no interest in the property.

Reviewer Comment (2024-09-13): Spousal consent is required for the married guarantor who resides in a community property state, XXXX. Exception remains.

Seller Comment (2024-09-12): (Rate Lock) Spouse does not hold interest and is not required to sign this document.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109809	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The vesting LLC was formed for reason other than real estate management as required by guidelines.				Reviewer Comment (2024-10-08): Per Guidelines : LLC must have been created to manage rental properties only (if LLC created for other reasons apply Internal Exception Code 1046.1) Seller Comment (2024-09-12): (Rate Lock) This is allowed for XXXX files. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109811	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	Appraisal reflects the subject property is tenant occupied. Provide fully executed and complete lease agreement.	Reviewer Comment (2024-09-09): Received lease agreement. Verified and updated details. Exception Cleared.

Seller Comment (2024-09-05): (Rate Lock) Provided

Reviewer Comment (2024-08-30): Guidelines require to use the lesser of the lease or the 1007. Unable to determine if the lease is less without a copy. Please provide.

Seller Comment (2024-08-27): (Rate Lock) As mentioned, our guidelines don't require a copy of the lease. We do not require so please clear.

Reviewer Comment (2024-08-26): Lease agreement not provided. Exception remains.

Seller Comment (2024-08-24): (Rate Lock) Our guidelines don't require a copy of the lease. The appraisal confirms the subject is tenant occupied and the terms of their lease. Per our guidelines we used the lease rent to calc the DSCR since it was lower than the appraisers opinion of market value.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109812	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Certificate of good standing is missing in loan file	Reviewer Comment (2024-10-11): Received business entity listing for XXXX. Exception Cleared.

Seller Comment (2024-10-10): (Rate Lock) This was provided

Reviewer Comment (2024-10-09): Received certificate of good standing reflects business entity name "XXXX", but Note reflects "XXXXnue LLC". Please provide certificate of good standing with correct business entity name. Exception remains.

Seller Comment (2024-10-08): (Rate Lock) Provided

Reviewer Comment (2024-10-03): The provided Business Entity Listing document is after note date (XXXX). Require Business Entity Listing prior to the note date. Exception remains.

Seller Comment (2024-10-01): (Rate Lock) Provided

Reviewer Comment (2024-09-16): Provided document was already a part of initial package. Require Certificate of good standing. Exception Remains.

																			Seller Comment (2024-09-14): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109813	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for requesting exception to waive escrows on short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 30% LTV	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109817	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate resolution is missing in file.				Reviewer Comment (2024-08-21): LLC. Corporate resoilution not required and assciated to operating agreement. Seller Comment (2024-08-16): Amendment to Operating Agreement, adding XXXX granting controlling ownership of XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109817	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal in file is by a banned XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109818	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (2024-08-30): Received Hazard Insurance Policy with effective date prior to the closing date. Seller Comment (2024-08-29): (Rate Lock) Current HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109819	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-09-16): Per approval document property is detached condo to confirming condo is non-warrantable. Exception cleared. Seller Comment (2024-09-13): (Rate Lock) This is a deatached no review required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109819	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower does not meet DSCR tradeline requirement. Borrower has one active account for a mortgage with a 54 month history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X48 housing history.	XXXX	Reviewer Comment (2024-09-25): Lender Exception with Compensating Factors. Seller Comment (2024-09-23): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109821	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX (Hurricane XXXX) Declared Disaster End Date.				Reviewer Comment (2024-09-06): Received post-disaster inspection report. Exception cleared. Seller Comment (2024-09-04): (Rate Lock) PDI provided, please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109822	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved allowing DSCR at.90 for a cash out transaction.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109822	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved allowing LOE confirming all HELOC advances/draws were used for business purposes in leu of HELOC draw history.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109825	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The calculated DSCR is < 1.00 at 0.756 at 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109827	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 for LTV >70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109832	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX Borrower has 2 Open Tradelines which is less than the minimum required by guidelines. Borrower has 1 Open Tradelines which is less than the minimum required by guidelines.	Lender exception approved for tradelines. Neither borrower meets credit history or tradelines requirements. Both borrower has recently established credit history in 2023. B1 has 2 account with XXXX and XXXX months report history and B2 has 1 with XXXX moths report history. Noted compensating factor 730 FICO.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	730 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-17): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109832	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved for minimum DSCR of 1. 1st Time investor are required to have minimum DSCR of 1. Borrower has DSCR less than 1. Compensating factor 730 FICO.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	730 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-17): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109833	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		A Letter from CPA or other documentation reflecting ownership percentage in XXXX that funds were used for closing/reserves.				Reviewer Comment (2024-08-26): Operating agreement provided evidencing borrowers own 100% of business (50% each). Seller Comment (2024-08-22): Please see attached EIN and Operating agreement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109833	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		A Letter from CPA or other documentation reflecting ownership percentage in XXXX that funds were used for closing/reserves.				Reviewer Comment (2024-08-26): Operating Agreement provided. Seller Comment (2024-08-26): Please see attached Operating agreement for XXXX XXXX. Reviewer Comment (2024-08-26): Operating agreement for XXXX XXXX was not provided . Only operating agreement for XXXX XXXX LLC was provided. Seller Comment (2024-08-22): Please see attached EIN and operating agreement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109833	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the approval to reflect matrix used for the subject loan.				Reviewer Comment (2024-08-26): Approval provided Seller Comment (2024-08-22): Please see attached approval cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109834	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The ADU rental income was used in DSCR Calculation. The market rent with the ADU is $XXXX and DSCR as 1.056. The Subject is fully vacant. The Appraiser did not break out the separate rents. The Main unit is listed as $XXXX. The calculated DSCR would be .71 without the ADU rental income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109834	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title within the loan file reflects the loan coverage amount as XXXX and the loan amount is $XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109835	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The Account holder listed on the Asset statement. XXXX is not the Borrowing Entity, ownership of said Business is missing from the loan file.	Reviewer Comment (2024-08-26): Received operating agreement document. Exception cleared.

Seller Comment (2024-08-26): Kindly find the operation agreement attached. please review and clear the condition.

Seller Comment (2024-08-26): (Rate Lock) Kindly find the operation agreement attached. please review and clear the condition .

Reviewer Comment (2024-08-23): Received EIN and operating agreement is for different entity. The Account holder listed on the bank statement is XXXX XXXX. Require Operating agreement for business entity XXXX XXXX. Exception Remains.

Seller Comment (2024-08-22): Please see attached EIN and Operating Agreeement
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109835	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The Account holder listed on the Asset statement, XXXX, is not the Borrowing Entity, ownership of said Business is missing from the loan file.	Reviewer Comment (2024-08-26): Received operating agreement document. Exception cleared.

Seller Comment (2024-08-26): Each Borrower is 50% Owner and that is all that is required for a DSCR. please review and waive the condition.

Seller Comment (2024-08-26): (Rate Lock) Each Borrower is 50% Owner and that is all that is required for a DSCR. please review and waive the condition.

Reviewer Comment (2024-08-23): Operating agreement received reflect the borrowers are 50% each owner of the XXXX. However, we still require evidence of Access to Funds. Exception Remains.

Seller Comment (2024-08-22): Please see attached EIN and operating agreement
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109835	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the matrix used to approve the subject loan (XXXX Expanded DSCR).				Reviewer Comment (2024-08-26): Guidelines received. Seller Comment (2024-08-22): Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109836	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property has ADU that rental income is being used to qualify which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. Housing history 0x30x24.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109837	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreement is missing for the subject property.				Reviewer Comment (2024-09-03): Vacant property per appraisal. Rent schedule used for gross rents. Seller Comment (2024-08-26): A lease agreement is not required. Appraisal shows the subject property is vacant. XXXX guideline 7.4.6.1.5 .... Refinance Transaction - "If the property is vacant the rental income from the rent schedule will be used." Underwriter used Appraisal Rent Comparison.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109838	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent form not provided.				Reviewer Comment (2024-08-30): As per quit claim deed spouse has quit her claim so spousal consent is not required. Exception cleared. Seller Comment (2024-08-28): (Rate Lock) Borrower is vested as 'married sole and separate'. QCD was provided where spouse relinquished all rights to the property, therefore not required to sign anything.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109838	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	Borrower's marital status is married, but Spousal Consent form is missing.				Reviewer Comment (2024-08-30): As per quit claim deed spouse has quit her claim so spousal consent is not required. Exception cleared. Seller Comment (2024-08-28): (Rate Lock) Borrower is vested as 'married sole and separate'. QCD was provided where spouse relinquished all rights to the property, therefore not required to sign anything.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109838	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower does not meet the minimum tradeline requirement (3 reporting for 12 months or 2 for 24 months and at least one tradeline must be a primary residential mortgage reporting for a minimum of 12 months).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109839	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower purchased subject in XXXX 2024 at auction, under market value at $XXXX. The current appraised value is being used for the LTV when guidelines require lower of purchase price or current appraised value when seasoning is <6 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109841	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Maximum LTV for a cash out refinance with a DSCR of <1 is 65% LTV of subject property is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109841	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Maximum LTV for a cash out refinance with a DSCR of <1 is 65% LTV of subject property is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109841	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the ownership % the borrower has in the vesting LLC.				Reviewer Comment (2024-10-02): Documentation provided for ownership, exception cleared. Seller Comment (2024-10-02): (Rate Lock) Provided shows both members which would be 50% ownership each. Seller Comment (2024-09-26): (Rate Lock) Borrower and spouse are the only members. Since this is an investment, the spouse is not required to sign.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109843	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	The loan file does not reflect the Borrower's ownership % in the vesting LLC.	Reviewer Comment (2024-10-08): Ownership documentation provided, exception cleared.

Seller Comment (2024-10-07): (Rate Lock) Documentation was also provided for XXXX and the condition was cleared. Please do so on this file too.

Reviewer Comment (2024-10-04): Available operating agreement in file does not states the ownership percentage for each member. Exception Remains.

Seller Comment (2024-10-04): (Rate Lock) This is incorrect. Please refer to loan XXXX where the same documentation was provided and condition cleared.

Reviewer Comment (2024-10-03): The provided operating agreement does not shows ownership %. Exception remains.

Seller Comment (2024-10-02): (Rate Lock) Provided shows both members which would be 50% ownership each.

Reviewer Comment (2024-10-01): Provided document dose not shows ownership % , Exception remains .

Seller Comment (2024-10-01): (Rate Lock) Provided

Reviewer Comment (2024-09-30): Provided document is Written Consent. Require Operating Agreement reflecting Borrower's ownership %. Exception remains.

																			Seller Comment (2024-09-28): (Rate Lock) (Rate Lock) Borrower and spouse are the only members. Since this is an investment, the spouse is not required to sign.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109844	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has not owned the subject property for < 6 months and the appraised value was used for the LTV when the lesser original purchase price + improvements should have been used.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109844	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Missing ownership verification for business funds used for closing/reserves. Articles of incorporation in file only reflect Borrower as the registered agent.	Reviewer Comment (2024-09-18): Received EIN shows borrower as a sole member. Exception Cleared.

Seller Comment (2024-09-16): (Rate Lock) EIN provided shows borrower as a sole member.

Reviewer Comment (2024-09-16): Article of organization does not reflect ownership percentage.Only reflect filing number, resident address and name. Require operating agreement to verify the ownership percentage . Exception remains.

Seller Comment (2024-09-14): (Rate Lock) Articles of organization show the borrower as the only organizer, meaning they are responsible for formation and ownership. No access needed as borrower is sole owner.

Reviewer Comment (2024-09-11): Required Evidence of Access to Funds for the business account XXXX LLC. Exception remains.

Seller Comment (2024-09-09): (Rate Lock) Borrower is vesting as an individual, so proof of ownership is not needed.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109846	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for non-warrantable condo. This is a small project that is still considered new construction as the developer is still in control of the HOA. Only 7 units and the budget does not include a line item for reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109846	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing signature page 5 of Guaranty Agreement.				Reviewer Comment (2024-09-26): Page 5 provided Seller Comment (2024-09-24): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109846	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109849	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	Unit number is different on the CDA in file.				Reviewer Comment (2024-10-14): Corrected CDA provided, exception cleared. Seller Comment (2024-10-09): (Rate Lock) CDA with unit number 43 Reviewer Comment (2024-10-04): The unit number on the CDA of 42 does not match the Note or 1073 unit number of 43. Seller Comment (2024-10-01): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109849	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan file is missing an additional month's statement for account ending XXXX as guidelines require the most recent 2 months statements.				Reviewer Comment (2024-10-11): Additional assets don't require two months bank statements. Exception cleared. Seller Comment (2024-10-09): (Rate Lock) Per 1003 these assets are not being used	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109849	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain an access letter from the other business owner of business account (account ending XXXX) being used for closing/reserves.				Reviewer Comment (2024-10-11): Evidence of Access to Funds not required for additional assets. Exception cleared. Seller Comment (2024-10-09): (Rate Lock) Per 1003 these assets are not being used	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109850	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided	Reviewer Comment (2024-10-11): Name change and prior EIN provided.

Reviewer Comment (2024-10-10): Required the XXXX LLC EIN. Exception Remains.

Seller Comment (2024-10-09): (Rate Lock) There is no updated EIN. It is not required to get a new document when there is a name change, per the IRS website. This is sufficient to confirm the EIN is still the same for the XXXX.

Reviewer Comment (2024-10-03): Please Provide  Employer Identification Number for The XXXX LLC. Exception Remains.

Seller Comment (2024-10-02): (Rate Lock) Comments says condition cleared, please clear.

Reviewer Comment (2024-10-01): Provide EIN for entity The XXXX LLC. Exception cleared

																			Seller Comment (2024-10-01): (Rate Lock) Provided and show name change for EIN	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109850	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109850	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject transaction is a cash out refinance and the subject property is vacant.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109850	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109850	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-10-24): Inspection report provided reflecting no damage, exception cleared. Seller Comment (2024-10-22): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Secondary valuation is missing in the file.				Reviewer Comment (2024-10-02): CDA provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached appraisal review	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		Closing Protection Letter is missing in the file.				Reviewer Comment (2024-10-02): CPL provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached closing protection letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal was made subject to and 442 is not in images.				Reviewer Comment (2024-10-02): 1004D provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached 1004D	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is missing in the file.				Reviewer Comment (2024-10-02): Business purpose provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached Business Purpose of Loan Certification	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Letter of Cash-Out Utilization is missing in the file.				Reviewer Comment (2024-10-02): Exception cleared, c/o utilization reflected on application. Seller Comment (2024-09-27): (Rate Lock) That information was included in the loan application (see attached on page 2) so there is not a separate cash-out letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in the file.				Reviewer Comment (2024-10-02): CPL provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached closing protection letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate is missing for the subject property.				Reviewer Comment (2024-10-02): Flood cert provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached flood cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is missing for the XXXX				Reviewer Comment (2024-10-02): Guaranty agreement provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached guaranty for both XXXX and XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy is missing for the subject property.				Reviewer Comment (2024-10-02): Hazard provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached hazard insurance policy documentation	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Executed document of HUD/CD is missing in the file for the business entity.				Reviewer Comment (2024-10-02): Closing statement provided, exception cleared. Seller Comment (2024-09-27): (Rate Lock) Please see attached final ALTA settlement statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109853	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide partial claim release as mortgage reflected on title is > the subject loan amount.	Reviewer Comment (2024-10-10): Email provided that final title will not reflect current blanket mortgage.

Seller Comment (2024-10-03): (Rate Lock) Please see attached communication with the title company regarding the release of mortgage on the subject property

Reviewer Comment (2024-10-02): Missing all of the title company communication regarding the partial release.

																			Seller Comment (2024-09-27): (Rate Lock) Please see attached payoff for XXXX only which is the subject property per the legal description provided in title. See also the confirmation from title that this is a partial release of mortgage. The partial release signed at closing was sent for recording with the mortgage and will be delivered to the loan buyer along with the final title policy as a trailing document	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109854	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is short term rental that has only been in service for 2 months vs the requirement of 12 months. Exception approved to allow the use of short-term rental income as noted on the appraisal as XXXX/month for qualification.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-02): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109856	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 60.00000%.	Property acquired less than 365 days prior has a maximum LTV of 60%. Property acquired XXXX	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0x30x24	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109856	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 60.00000%.	Property acquired less than 365 days prior has a maximum CLTV of 60%. Property acquired XXXX	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0x30x24	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109857	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide a partial deed release as mortgage to be paid off is > then the subject loan amount.	Reviewer Comment (2024-10-02): Title co confirmation partial claim release and final title will not reflect blanket mortgage, exception cleared.

Seller Comment (2024-09-26): (Rate Lock) Loan was a partial payoff of a portfolio lien. See the attached payoff confirming it was a partial release of mortgage (shows payoff for Lot 6 only which is the subject property according to the legal description on title). Please also see attached confirmation from the title company that the loan was processed as a partial release of mortgage. The partial release of mortgage was sent for recording and will be submitted to the loan buyer as a trailing document along with the recorded mortgage and final title policy
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109858	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV for loan transaction is 70% and subject loan is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109858	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum LTV for loan transaction is 70% and subject loan is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109858	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the minimum 5 yr credit history requirement and does not meet the minimum tradeline requirements of 3 open/active for 12 mths or 2 for 24. Borrower has 2 active accts reporting for XXXX and XXXX mths.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109863	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	Borrower has one active tradeline, XXXX months which does meet guidelines of 3 reporting for 12 months or two for 24 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109863	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 1 Open Tradelines which is less than the minimum required by guidelines.	Borrower has one active tradeline, XXXX months which does meet guidelines of 3 reporting for 12 months or two for 24 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109863	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender exception approved to allow 80 LTV. Max is 70 with DSCR less than 1. Compensating Factor 774 FICO.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109863	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 80% exceeds guideline maximum of 75%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109863	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DSCR is <1.0 and Borrower is a first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109868	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Reviewer Comment (2024-10-11): Agent confirmed 100% replacement costs, exception cleared.

Seller Comment (2024-10-07): (Rate Lock) N/A - The insurance agent confirmed the policy was written at 100% replacement cost. This means that the policy was written at 100% of the insurable value of the improvements as established by the property insurer and meets minimum insurance coverage requirements per guidelines. The insurance agency would not share the replacement cost estimator as it is proprietary information. However, they did confirm the policy was written at 100% replacement cost which means the insurer determined the insurable value of the improvements is $XXXX since that is the amount of coverage the policy was written at and the agent determined it written at 100% replacement cost. RCE value is $XXXX9 which meets minimum insurance requirements per guidelines

Reviewer Comment (2024-10-04): Please provide replacement cost estimator.

																			Seller Comment (2024-10-02): (Rate Lock) Please see attached confirmation from the insurance agent that coverage was written at 100% replacement. This means the minimum guideline requirement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109869	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.	Document: Asset Documentation	Assets are missing in file.				Reviewer Comment (2024-09-20): Account provided. Seller Comment (2024-09-12): (Rate Lock) Please see attached annual retirement statement from the sponsor showing a $XXXX balance which at an 80% contribution rate according to the guidelines equals $XXXX in available funds for the transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109869	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX	Require assets to fulfill cash from borrower requirements.				Reviewer Comment (2024-09-20): Account provided. Seller Comment (2024-09-12): (Rate Lock) Please see attached annual retirement statement from the sponsor showing a $XXXX balance which at an 80% contribution rate according to the guidelines equals $XXXXin available funds for the transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109869	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Missing Document: Asset Documentation not provided		Asset Documentations are missing in file.				Reviewer Comment (2024-09-20): Account provided. Seller Comment (2024-09-12): (Rate Lock) Please see attached annual retirement statement from the sponsor showing a XXXX balance which at an 80% contribution rate according to the guidelines equals XXXXin available funds for the transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109869	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.	Require assets to fulfill reserves requirements.				Reviewer Comment (2024-09-20): Retirement account provided. Cleared. Seller Comment (2024-09-12): (Rate Lock) Please see attached annual retirement statement from the sponsor showing a XXXX balance which at an 80% contribution rate according to the guidelines equals $XXXX in available funds for the transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109870	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 0	The credit report does not reflect the required open tradelines. Borrower has one active tradeline in the most recent 12 months and 1 reporting for XXXX months. Required are 3 for 12 months or 2 for 24 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109872	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-09-20): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX. Seller Comment (2024-09-12): (Rate Lock) The appraiser commented in the report's supplemental addendum on page 12 of the attached PDF. Please also see attached roof inspection report.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109872	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: HURRICANE XXXX; Disaster Declaration Date: XXXX; Most Recent Disaster End Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-10-10): DeclarationXXXX. Post declaration but prior to end date. Seller Comment (2024-10-10): (Rate Lock) Please see attached DAIR completed XXXX Reviewer Comment (2024-10-09): Property inspection report provided. Seller Comment (2024-10-04): (Rate Lock) Please see attached disaster area inspection report	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109872	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-10-10): DeclarationXXXX. Post declaration but prior to end date. Seller Comment (2024-10-10): (Rate Lock) Please see attached DAIR completed XXXX	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109874	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal consent form not provided.				Reviewer Comment (2024-09-11): Spousal consent not require as borrower is only authorized , Exception cleared Seller Comment (2024-09-09): (Rate Lock) Spouse does not have interest and is not required to sign this document.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109874	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.		Short Term Rental used consistently as a seasonal or vacation rental requires at least 12 months of Operating History. File contains 6 months of operating history.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Lender Exception with Compensating Factors. Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109875	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.		Short Term Rental used consistently as a seasonal or vacation rental requires at least 12 months while rent agreement is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 65% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109875	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Website Listing not provided		Vacation Rental Website listing is missing for subject property	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 65% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109875	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.		Lender exception provided for missing 12 months of rental income for short term rental property. Borrower renovate home; therefore, proof of 12 months income is not avalable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 65% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109876	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Cash out refinance with a DSCR <1 is ineligible per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109878	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.97 less than DSCR of 1.0 required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109882	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has less than 12 months housing payment history as borrower was living with his parents rent-free previously.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109884	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for seller on purchase contract is XXXX LLC, current owners are XXXX and XXXX XXXX. XXXX are selling to the LLC, and the LLC is selling to the borrower in a double escrow transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-17): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109886	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for CLTV allowance to 73%, subordination with maximum loan amount of XXXX				Reviewer Comment (2024-09-06): Credit line frozen and was modified with no more access to draws. Seller Comment (2024-09-03): See attached credit supplement - HELOC is frozen	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109888	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The loan approval is missing from the loan file to reflect matrix used for approving subject loan.				Reviewer Comment (2024-09-09): Received loan approval document. Verified and updated details. Exception Cleared. Seller Comment (2024-09-05): Please see attached approval cert.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109888	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		A Certificate of Good Standing dated within 60 days of Note is missing from the loan file.				Reviewer Comment (2024-09-13): Document provided reflecting activeXXXX Reviewer Comment (2024-09-13): Provided certificate of good standing is datedXXXX. Certificate of Good Standing from the applicable Secretary of State’s office should be within 60 days of Note date. Exception remains. Seller Comment (2024-09-12): See attached. Reviewer Comment (2024-09-11): Provided Certificate of Good Standing is post note date. Exception remains. Seller Comment (2024-09-06): Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109890	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.50 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approved Exception is provided for DSCR below 1. Exception approval to use the higher lease agreement for $XXXX with proof of rent and security deposit vs market rent from appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Owns primary residence 100 years	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109891	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception was approved at origination to allow 80% Loan to value for first time home buyer with less than 1.00 Debt Service Coverage Ratio. Compensating factors are credit score of 768 is above minimum by 20 points or greater, 0x30x24 month housing history and PITIA reserves of 24 months is above minimum by 6 months or greater.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109891	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 0 Active Tradelines which is less than the minimum required by guidelines.	Lender exception was approved at origination for borrower 2 does not meet minimum tradeline requirements. Borrower 2 has 1 active tradeline (mortgage) with 25 months. All other tradelines are inactive. Borrower 1 has 10 active tradelines. Compensating factors are credit score of 768 is above minimum by 20 points or greater, 0x30x24 month housing history and PITIA reserves of 24 months is above minimum by 6 months or greater.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109891	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109891	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109892	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing in file.				Reviewer Comment (2024-09-16): Received Final 1003 application in the file. Exception Cleared Seller Comment (2024-09-13): (Rate Lock) Kindly find attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109893	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Guidelines require > 1 DSCR for cash out > 65% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109893	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not having a current primary housing expense. Current primary is in the spouse's name and is owned free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109897	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan does not reflect an escrow account was established which requires a minimum credit score of 720. The Borrower's credit score is 700.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	Reserves > the guidelines by at least 4 months. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109897	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-09-18): Waived per client request Seller Comment (2024-09-10): (Rate Lock) Accept to proceed with the EV2 as is and wish to waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109897	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Corporate Resolution signed by all the members of the borrowing business entity is missing.	Reviewer Comment (2024-09-24): Amended articles provided reflecting Borrower as sole member of LLC, exception cleared.

Seller Comment (2024-09-19): (Rate Lock) What is needed for corporate resolution? The OA has all members signatures needed and should be sufficient.

Reviewer Comment (2024-09-17): Operating agreement signed by 2 member XXXX however, require letter of explanation for member consent OR corporate resolution. Exception remains.

Seller Comment (2024-09-13): (Rate Lock) Previously provided operating agreement has both signatures.

Reviewer Comment (2024-09-13): Operating agreement reflects 2 members with 50% ownership each. So, we require Corporate Resolution signed by all the members of the borrowing business entity. Exception Remains.

Seller Comment (2024-09-12): (Rate Lock) Articles provided showing sole member and executed. Please clear.

Reviewer Comment (2024-09-11): Corporate Resolution signed by all the members required for more than one member on operating agreement. Exception remains.

																			Seller Comment (2024-09-10): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109899	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.64 is less than Guideline PITIA months reserves of 9.00.	Reviewer Comment (2024-09-16): The borrower's P&I payment was XXXX on the loan per VOM we paid off and their new P&I payment with us is $XXXX as per Note. Per guideline reserve requirements are waived on Rate-Term Refinances if the transaction results in a reduction to the monthly principal and interest payment of 10% or greater. Exception cleared.

Seller Comment (2024-09-05): (Rate Lock) Section 8A of the guidelines allows for waiver of reserves requirements on rate-term refinances if the monthly P&I payment reduces by 10% or more and no more than 1 RE late payment in the last 12 months. The borrower's P&I payment was $XXXX on the loan we paid off (see attached VOM for confirmation) and their new P&I payment with us is $XXXX (see attached note). This is more than a 10% reduction and the sponsor has 0 RE late payments in the last 12 months so they qualify for the waiver of the reserves requirement according to the guidelines.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109902	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.78 is less than Guideline PITIA months reserves of 9.00.	The guidelines require 9 months of reserves and loan file reflects 8.78 months.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Clean credit history	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-01): (Rate Lock) Exception provided

Reviewer Comment (2024-10-14): The borrower has $XXXX in available assets. Assets needed as per final CD is $XXXX) and reserves are require for 9 months ($1XXXX
$XXXX Based on this the borrower has insufficient funds to cover reserves. Exception Remains.

Seller Comment (2024-10-10): (Rate Lock) The borrower has $XXXX in available assets. The reserves on the subject at 9 months PITIA ($XXXX) = $XXXX. According to the final CD the borrower needed $XXXX to close.

$XXXX
Based on this the borrower has sufficient funds to close and cover reserves.

Reviewer Comment (2024-10-03): Loan has verified with the correct guidelines with 9 months reserves. Provide additional assets to satisfy reserves requirement. Exception remains.

Seller Comment (2024-10-02): (Rate Lock) This is incorrect. Per loan:
FICO score = 774
LA = $XXXX
LTV = 42.281
This falls within 6 month needed for an investment property. Please refer to guidelines page 9 from XXXX that is prior to the closing date. Snippet also provided for confirmation that 9 months is invalid.

Reviewer Comment (2024-10-01): As per guidelines and deal notes available in the file, reserves required are 9 months. Provide additional assets to satisfy reserves requirement. Exception remains.

																			Seller Comment (2024-09-27): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109903	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.81 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR 0.81 less than 1.00 and Borrower is a first time investor which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109904	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.62 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 3.62 is less than Guideline PITIA months reserves of 9.00.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCT is > the guideline requirement by .50.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109904	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 1	The Borrower does not meet minimum tradelines as guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. The Borrower provided VOMs for the Private mortgage on subject and a VOR on primary residence.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCT is > the guideline requirement by .50.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109906	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	The loan file is missing an operating agreement for XXXX as subject was transferred from this LLC.	Reviewer Comment (2024-09-13): Received

Seller Comment (2024-09-09): (Rate Lock) Kindly find attached , as the request is for an operating agreement on a LLC that is no longer owner and we have the title supporting vesting.

Reviewer Comment (2024-09-09): Fraud report pg 18 shows the owner as XXXX as does the Appraisal. Operating Agreement required.

Seller Comment (2024-09-09): (Rate Lock) It did not vest in that LLC it vested in the XXXX LLC so we do not need the operating agreement of the previous LLC. please review and clear the condition . thanks.

Seller Comment (2024-09-09): It did not vest in that LLC it vested in the XXXX LLC so we do not need the operating agreement of the previous LLC. please review and clear the condition . thanks.

Reviewer Comment (2024-09-09): Require operating agreement for XXXX, LLC however Provided operating agreement is for different business entity's "XXXX XXXX LLC" & XXXX", Exception Remains.

Seller Comment (2024-09-06): (Rate Lock) Kindly find attached

Reviewer Comment (2024-09-06): Provided operating agreement is for different business entity XXXX XXXX LLC. Require operating agreement for XXXX, LLC. Exception Remains.

																			Seller Comment (2024-09-04): (Rate Lock) Kindly find attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109908	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided	The EIN for the Borrowing entity was not located within the loan file.	Reviewer Comment (2024-09-11): Received EIN for XXXX XXXX. Exception Cleared.

Seller Comment (2024-09-10): Kindly find the EIN attached for XXXX

Seller Comment (2024-09-09): Kindly find attached , please review and clear the condition.

Reviewer Comment (2024-09-09): Require Employer Identification Number (EIN) for business entity XXXX however provided  Employer Identification Number (EIN) document is for different business entity XXXX. Exception Remains.

Seller Comment (2024-09-06): (Rate Lock) Kindly find attached

Reviewer Comment (2024-09-06): Provided Employer Identification Number (EIN) document is for different business entity XXXX Require Employer Identification Number (EIN) for business entityXXXX. Exception Remains.

Seller Comment (2024-09-04): (Rate Lock) Kindly find attached
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109908	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The loan file is missing the Certificate of good standing for the subject vesting entity.				Reviewer Comment (2024-09-06): Received Certificate of Good Standing. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) Kindly find attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109909	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The Loan Approval is missing from the loan file.				Reviewer Comment (2024-09-06): Approval provided, exception cleared. Seller Comment (2024-09-05): Please see attached approval cert.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109909	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		A Certificate of Good Standing dated within 60 days of Note is missing from the loan file.				Reviewer Comment (2024-09-06): Received Certificate of Good Standing. Exception Cleared. Seller Comment (2024-09-04): Please see attached COG. Seller Comment (2024-09-04): Please see attached approval cert.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109910	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception for Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower has owned the subject property for at least 5 years.		XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109910	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.		Leases are required to be for a term of not less than twelve (12) months, though such leases may convert to month-to-month tenancies upon expiration. Rate Lock reflects subject has less than 12 month of short term rental. Verify long or short term. LTV, score and documentation requirement change if short term rental income is used.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 70% LTV	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors. Seller Comment (2024-09-14): (Rate Lock) Provide exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109911	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a cash out refinance and the property is vacant. The property was previously occupied by the Borrower's son during renovation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history payment.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109911	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history payment.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109912	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final signed & dated HUD/CD is missing.				Reviewer Comment (2024-09-20): Final CD provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109912	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines reflect for the property state title must be held in an LLC, Individuals are prohibited.	Reviewer Comment (2024-10-02): Received attestation.

Reviewer Comment (2024-09-27): Please provide attestation that this only applies when the MLO is not licensed in FL.

Seller Comment (2024-09-25): (Rate Lock) Per UW: This only applies when the MLO is not licensed in FL.
Current broker is licensed in FL.

Reviewer Comment (2024-09-25): Printout received. Bottom of the guideline print out reflects state of  XXXX with an * and the bottom of the pages states: *Title must be held by an LLC. Individuals are prohibited. Reflecting if property is in FL then title must be held by an LLC.

Reviewer Comment (2024-09-19): Pg 3 of the guidelines reflect an * stating Title must be held in an LLC. Individuals are prohibited and property is located in FL with an *.

Seller Comment (2024-09-11): (Rate Lock) Please clarify what is needed on this. It is eligible for them to vest as an individual. Are you talking about MLO state Licensing Exception? If so, the MLO is licensed in FL.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109912	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-09-19): Fraud report provided with cleared alerts.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109913	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approval in file reflects loan was approved to XXXX Expanded guidelines, please provide matrix.				Reviewer Comment (2024-09-23): Received Seller Comment (2024-09-16): Please see attached. This was already emailed to XXXX and XXXX a couple of times already along with our other guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109913	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.		Borrower does not meet tradeline requirements as ( active 1 reporting for 41 months and 1 for 8 months(.				Reviewer Comment (2024-09-23): Received applicable guidelines. Seller Comment (2024-09-17): See attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109915	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower reflects late payments on credit report within the last 12 months, a credit card was fraudulently opened and the account has been disputed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109915	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		The Closing Protection Letter was not located within the loan file.				Reviewer Comment (2024-10-09): Closing Protection Letter is not required in XXXX state. Exception cleared. Seller Comment (2024-10-08): (Rate Lock) NY is an attorney state, therefore the CPL is not required on this loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109916	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Account/Check used for asset verification	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 60% LTV	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109917	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was originally in a land trust with Borrower showing as 40% beneficiary, title was transferred to an LLC 08.2024 which is solely owned by Borrower. There is a mortgage being paid off that is paid by another beneficiary who is not on the loan and owns 25%. Continuity of obligation not met. Loan is a rate and term, no cash-out with a current value of XXXX due to the Borrower appears to have held title since XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109918	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Corporate Resolution is missing for the Borrowing Entity.				Reviewer Comment (2024-09-25): The Operating Agreement for XXXX LLC is provided and signed by both the guarantor XXXX. The operating agreement satisfies the ownership of both guarantors however, can be used for corporate resolution. Exception cleared Seller Comment (2024-09-24): (Rate Lock) OA provided and signed by all members	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109918	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-09-25): The Operating Agreement for XXXX LLC is provided. Exception cleared. Seller Comment (2024-09-24): (Rate Lock) OA provided and signed by all members	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109919	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing not provided in file.				Reviewer Comment (2024-09-18): COGS provided Seller Comment (2024-09-09): (Rate Lock) Please see attached COGS	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109919	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC report is missing for borrowing business entity XXXX				Reviewer Comment (2024-09-18): Entity OFAC provided Seller Comment (2024-09-09): (Rate Lock) See attached OFAC search for borrowing entity	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109920	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing foreign and domestic certificate of good standing.				Reviewer Comment (2024-09-24): Documents received, system cleared. Seller Comment (2024-09-19): (Rate Lock) Please see GA COGS dated prior to note date Reviewer Comment (2024-09-18): CGS for FLA company received. GA SOS is dated post-close, please provide documentation dated prior to the Note date. Seller Comment (2024-09-09): (Rate Lock) Please see attached COGS for foreign and domestic	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109921	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX.00 is less than Guideline minimum loan amount of XXXX.00.	Note loan amount of XXXX.00 is less than Guideline minimum loan amount of XXXX.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors provided.

Seller Comment (2024-10-10): (Rate Lock) Exception has been approved, kindly review and clear the condition.

Reviewer Comment (2024-10-09): Guidelines uploaded do not reflect "XXXX" as indicated on the approval in file as the "XXXX" guidelines reflect a minimum loan amount of XXXX. The 1008 reflects XXXX DSCR. Please provide updated approval reflecting guidelines that were uploaded were used for loan qualification.

Seller Comment (2024-10-08): (Rate Lock) The program called XXXX, and that is the related Matrix we use on that program. please review and clear the condition .

Reviewer Comment (2024-10-08): The Approval reflects the loan was approved under the XXXX Matrix which states the minimum loan amount is XXXX.

																			Seller Comment (2024-10-04): (Rate Lock) Kindly find the attached matrix showing XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109921	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2024-10-07): Initial package had 1-4 rider document. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) The attached was a part of the DOT , and kindly check point D for the assignment of leases Seller Comment (2024-10-07): (Rate Lock) Kindly find attached Reviewer Comment (2024-10-07): Assignment of Leases/Rents not provided. Exception remains Seller Comment (2024-10-04): (Rate Lock) Kindly find attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109921	XXXX	XXXX	XXXX	Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	Document: Assignment of Leases/Rents	Missing Assignment of Lease/Rents.				Reviewer Comment (2024-10-07): Initial package had 1-4 rider document. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) The attached was a part of the DOT , and kindly check point D for the assignment of leases Seller Comment (2024-10-07): (Rate Lock) Kindly find attached Reviewer Comment (2024-10-07): Assignment of Leases/Rents not provided. Exception remains Seller Comment (2024-10-04): (Rate Lock) Kindly find attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109922	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for first time investor with unique property which is larger than all homes in market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 70% LTV	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109923	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Appraisal reflects the subject property as a short-term rental with short-term rent comparable, the Subject was not listed on XXXX. Subject loan used market rents @ 80% to calculate the DSCR for short-term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109923	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a studio with no bedroom.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109923	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1007 in file used for market rent is completed by a different appraiser than the 1004 report in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109924	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2024-09-17): CD provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109927	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-31): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX, inspection XXXX4 Seller Comment (2024-10-30): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109928	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The maximum LTV for a Rate and Term refinance on an Investment Property is 75%. If the property is located within a Declining Market there is a 5% hit to the LTV/CLTV.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109928	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	The maximum LTV for a Rate and Term refinance on an Investment Property is 75%. If the property is located within a Declining Market there is a 5% hit to the LTV/CLTV.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-09-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109929	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Lender exception in file for no HO6 insurance with rent loss supplied. Compensating factors 764 FICO, 100 months reserves, 56 LTV	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 55.47% LTV	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109929	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		Lender exception in file for no HO6 insurance with rent loss supplied. Compensating factors 764 FICO, 100 months reserves, 56 LTV	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 55.47% LTV	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109929	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 55.47% LTV	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109930	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-14): Lender acknowledges and elects to waive. Seller Comment (2024-10-10): (Rate Lock) Please clear Reviewer Comment (2024-10-09): Lender acknowledges and elects to waive. Seller Comment (2024-10-04): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109930	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109930	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.63 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109932	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided	Closing Instructions is missing in file.	Reviewer Comment (2024-10-17): Initial package had escrow instructions. Exception cleared.

Seller Comment (2024-10-15): (Rate Lock) Lender's instructions were provided. We do not require them to be signed.

Reviewer Comment (2024-10-07): Closing Instructions was not provided in the initial package. Require Lender's closing instruction. Exception remains.

Seller Comment (2024-10-04): (Rate Lock) Please re-check package this was part of the signed loan documents and was included.

Reviewer Comment (2024-10-03): 413-416 of investor package is Title commitment, however we require Lender closing instruction. Exception Remains.

Seller Comment (2024-10-02): (Rate Lock) 413-416 of investor package
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109932	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement was not signed or dated by Individual.				Reviewer Comment (2024-10-17): Received signed operating agreement. Exception cleared. Seller Comment (2024-10-15): (Rate Lock) signed OA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109934	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use short term rental comp. Guidelines require long term rental comps on DSCR program.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. FICO 728 vs minimum 700	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109937	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The loan file is missing the prepayment addendum to the Note.				Reviewer Comment (2024-10-28): Received Note Addendum - Prepayment document. Exception cleared. Reviewer Comment (2024-10-21): Provided prepayment rider instead of Note addendum - prepayment. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350109938	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	The borrower does not meet minimum tradeline requirement. Three tradeline require reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109940	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 666 is less than Guideline representative FICO score of 680.	Lender exception provided for FICO of 666 for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109941	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history Credit depth with 19 total tradelines, oldest 9/2018, all 0X30.	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-18): Credit exception for rent loss insurance.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109941	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a current stock ledger as required by guidelines for corporate entities.				Reviewer Comment (2024-09-18): Stock ledger provided showing percentages of ownership. Seller Comment (2024-09-13): Corp Resolution that includes stock distribution and of ownership.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109945	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject vesting entity is a layered entity which is ineligible per guidelines.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO is > the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-10-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109945	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO is > the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-01): (Rate Lock) exception provided

Reviewer Comment (2024-11-01): Taxes updated and DSCR is .89 = $XXXX

Reviewer Comment (2024-11-01): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.

Reviewer Comment (2024-10-18): PITI of XXXX) = .79

Seller Comment (2024-10-12): (Rate Lock) Please advise how you got this number.

																			Reviewer Comment (2024-10-09): Please update the lender exception as DSCR is 0.79 and exception reflects 0.83.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109946	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 1	The Borrower does not meet the tradeline requirements. Guidelines require three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-14): The Borrower does not meet the tradeline requirements. Guidelines require three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109946	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 0	The Borrower does not meet the tradeline requirements. Guidelines require three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-14): The Borrower does not meet the tradeline requirements. Guidelines require three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109946	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file. Provide title final or title supplement report reflecting policy amount of XXXX.00.				Reviewer Comment (2024-10-21): Lender acknowledges and elects to waive. Seller Comment (2024-10-15): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109946	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 677 is less than Guideline representative FICO score of 720.	Borrower's FICO is less than the guideline requirement of 720 when escrows are waived.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-14): The Borrower does not meet the tradeline requirements. Guidelines require three (3) reporting 12-months or two (2) reporting 24-months with recent activity for each borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109947	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $XXXX based on loan amount of $XXXX. Dwelling coverage is $XXXX plus 25% extended coverage of $XXXX0. RCE not located in file.				Reviewer Comment (2024-10-01): Replacement cost estimator provided. Exception cleared. Seller Comment (2024-10-01): (Rate Lock) RCE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109947	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception in file has one compensating factor for 54% LTV and LTV approved is 58.5%.				Reviewer Comment (2024-10-01): Tax amount corrected and DSCR met the requirement of 1.05. Exception cleared. Seller Comment (2024-10-01): (Rate Lock) DSCR ratio meets guidelines. According to the appraisal the market rents for the subject would be $XXXX per month. Total PITIA of the subject is $XXXX = 1.05 Since our ratio is 1.05 please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109948	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in the file did not disclose the title insurance coverage amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-10-09): Waived per client request. Seller Comment (2024-10-03): (Rate Lock) Accept EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109948	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal disclosed the subject property is Tenant Occupied; however, the file is missing the current lease agreement for all 4 units. Guidelines require the use of Market rents from the lessor of an appraisal form 1007 or lease will be used to calculate the Debt Service Coverage Ratio (DSCR) based on annual tenancy for refinances. No daily or weekly vacation rentals should be used in the market rent survey.				Reviewer Comment (2024-10-09): Lease agreements provided Seller Comment (2024-10-08): (Rate Lock) There are 4 units per the 1003 so there would be 4 different leases. This is sufficient and all leases provided. Please clear. Reviewer Comment (2024-10-07): Provided Lease agreement does not have correct property address as XXXX., XXXX per note document and 4 Lease agreement require for 4 unit for month-to-month basis. Exception remains. Seller Comment (2024-10-04): (Rate Lock) Leases provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109948	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file for lien on title that was included in BK 12 years ago but never paid and missing payment history.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-10-02): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109948	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final CD does not reflect the lien recorded XXXX for $XXXX as paid off at closing. Provide satisfaction of lien.				Reviewer Comment (2024-10-09): Satisfaction provided Seller Comment (2024-10-04): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109951	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX.00.	Guidelines reflect maximum cash out for an LTV over 60% is XXXX. Subject loan LTV is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109952	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.88 does not meet guideline minimum of 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109952	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	Large balance increase from XXXX to XXXX on bank statement ending in XXXX. The loan file does not contain a letter of explanation from the Borrower or documentation for the increase.	Reviewer Comment (2024-11-01): Deposit is not greater than 10% of the loan amount and all are transfers. Cleared.

Reviewer Comment (2024-10-31): Large/unusual deposits reflected on the asset account statements must be sourced and explained to determine funds are not from an ineligible source. Exception remains.

Seller Comment (2024-10-30): (Rate Lock) This is a DSCR loan, and we consider a deposit a large deposit when it's greater than 10% of the purchase price.
None of the deposits are greater than 10% of the purchase price, and all deposits are transfers from another bank. Pleas clear.

Reviewer Comment (2024-10-11): As per the review bank statement shows continue large deposit so Explanation require , Exception Remains .

Seller Comment (2024-10-09): (Rate Lock) Per guidelines, it is UW discretion to determine what constitutes a large or unusual deposit. If the UW did not document it, then they made the decision the deposits were not necessary to be sourced.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109952	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	Borrower does not meet tradeline requirements of 3 tradelines reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109953	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.02 is less than Guideline PITIA months reserves of 9.00.	The loan program requires 9 months reserves. The Borrower has 7.02 months reserves.				Reviewer Comment (2024-09-26): Corrected cash from borrower per final HUD which cleared insufficient reserve requirements. Seller Comment (2024-09-24): (Rate Lock) Please see attached financial statements showing approximately $XXXX available for the transaction (Acct #XXXX balance is $XXXX has applicable balance (90% for investment account) of $XXXX Nine months of reserves is equal to XXXX. Please also see the attached final settlement statement showing XXXX due from the borrower at closing. $XXXX1 in surplus funds for the transaction	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109954	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject loan is a refinance with no lease as property is vacant. Using 1007 only to calculate ratio.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109954	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of $XXXX based on the Commitment in file.					Reviewer Comment (2024-10-31): CPL in file, Closing Instruction show XXXX as does title Ins coverage on Settlement Statement. Seller Comment (2024-10-30): (Rate Lock) See settlement statement from Title reflecting XXXX policy	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109954	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has been renting for the past two months and the loan file does not contain a verification of rent as required by guidelines.				Reviewer Comment (2024-10-31): Credit Sup provide with VOR info. Seller Comment (2024-10-30): (Rate Lock) Please see highlighted for rent info	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109955	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Reviewer Comment (2024-10-16): Received Certificate of Good Standing document. Verified and updated details. Exception Cleared.

Seller Comment (2024-10-12): (Rate Lock) Document provided is sufficient for good standing as it shows 'in existence'. Please clear.

Reviewer Comment (2024-10-11): Provided document is not certificate of good standing. Exception Remains.

Seller Comment (2024-10-09): (Rate Lock) Provided showing in existence

Reviewer Comment (2024-10-08): Require business license or business entity listing confirming active status of the business. Exception remains.

Seller Comment (2024-10-05): (Rate Lock) CPA letter indicates the business is operating by stating she is the sole member
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109956	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject was recently listed fromXXXX by the Borrower. Per the Guidelines properties listed for sale within the past 6 months must use the lesser of the list price or appraised value. The Appraised value is XXXX and the listing was $XXXX. The value used in qualification was $XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exeeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109956	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has the address of XXXX and the Lease Agreement within the loan file reflects the subject property address as XXXX.				Reviewer Comment (2024-10-09): Exception cleared address matches lease in file. Seller Comment (2024-10-04): (Rate Lock) That is an S. The property is 'XXXX' which is reflected on the lease and loan file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109958	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Signature page is missing. Please provide complete Operating agreement with Signature page.				Reviewer Comment (2024-10-31): Completed Operating agreement received with signature page. Exception Cleared. Seller Comment (2024-10-30): (Rate Lock) Doc provided Reviewer Comment (2024-10-30): Unable to verify the provided signature page is part of Operating agreement for the business entity XXXX Require complete operating agreement. Exception Remains. Seller Comment (2024-10-30): (Rate Lock) Signed page provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109958	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approved to allow DSCR score below 1.00 at 0.829.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109960	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is <1 for a cash out refinance and LTV is >65%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109963	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception in file allowing DSCR below 1.00	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109963	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect a large cash deposit used for closing/reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109964	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Article of organization for borrowing entity XXXX is missing in file.				Reviewer Comment (2024-10-03): Received Articles of Organization. Exception Cleared. Seller Comment (2024-10-02): (Rate Lock) Kindly find attached Reviewer Comment (2024-10-01): Uploaded document is EIN , Require document is Article of organization for borrowing entity XXXX . Exception Remains Seller Comment (2024-09-30): (Rate Lock) Kindly find attached and that was in the package as well	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109964	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 in file is missing page 1.				Reviewer Comment (2024-10-01): Final 1003 provided , Exception Cleared Seller Comment (2024-09-30): (Rate Lock) Kindly find the final 1003 attached , and that was in the package as well	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109964	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Loan Approval to verify matrix used in review.				Reviewer Comment (2024-10-04): Approval received. Platinum Matrix used to qualify. Seller Comment (2024-10-03): (Rate Lock) Kindly find the approval cert. dated XXXXattached Reviewer Comment (2024-10-03): 1008 in file, which does not reflect program type (XXXX, XXXX, XXXX, etc). No Approval document in XXXX upload, 1003 and EIN only. Please provide. Seller Comment (2024-09-30): (Rate Lock) The Approval Certificate was in the package and kindly find attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109966	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a deed restricted community. Children under 19 cannot reside at the property for more than 60 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Lender Exception with Compensating Factors. The DSCR of 1.683 is greater than the minimum required DSCR of 1.00. Loan amount $XXXX	XXXX	Reviewer Comment (2024-09-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109967	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception in file allowing 80% LTV for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DSCR 1.396 and minimum is 1.00	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109967	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender exception in file allowing 80% CLTV for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DSCR 1.396 and minimum is 1.00	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109967	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance not provided.				Reviewer Comment (2024-10-09): Email from agent confirming rent loss coverage provided, exception cleared. Seller Comment (2024-10-04): (Rate Lock) Policy reflects "Fair Rental Income Protection" and email provided from agent includes the verbiage	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109967	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower:XXXX	Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DSCR 1.396 and minimum is 1.00	XXXX	Reviewer Comment (2024-11-01): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-01): (Rate Lock) exception provided

Reviewer Comment (2024-10-23): Please provide updated exception reflecting approval for tradeline requirements.

Seller Comment (2024-10-18): (Rate Lock) Need to request for an exception for the minimum tradeline needing to be met.

The borrower has 1 account for 8 years, 1 for 9 years, 1 for 18 months, and 1 for 10 years.  Three out of the four accounts are authorized and 1 that belongs to the borrower that are currently active.

The Borrower had a mortgage that was paid in full within 2 years in  XXXX.  The account was never late.  The Borrower has had 4 mortgages in total from XXXX.  All of which have been paid on-time.  The borrower also had two student loan account, which were also paid within 5 years. All the accounts are now closed.  The Borrower has over 750 credit scores.

All of the borrower active and inactive credit accounts have been paid on-time (pertaining to mortgages and student loans have been closed out and paid in full within a 5 year period of being opened).

Reviewer Comment (2024-10-09): Exception provided does not reference tradelines. Please upload amended exception.

Seller Comment (2024-10-04): (Rate Lock) Exception provided for tradeline
																				XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109968	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXXis greater than Guideline total cash-out of XXXX.00.	Guidelines only allow for XXXX total cash out with LTV above 60%. Cash out for subject loan is $XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record	DSCR is > the guideline requirement by .50. The borrower has: 14 years of Experience.	XXXX	Reviewer Comment (2024-10-02): Lender exception with compensating factors. Seller Comment (2024-09-26): This still shows open and you state you have Lender exception w/comp factors, we accept the grade 2, please close out Reviewer Comment (2024-09-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109968	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal marks the subject property as tenant occupied however, no lease agreements provided as required by guidelines.				Reviewer Comment (2024-10-02): LOE in file, exception cleared. Seller Comment (2024-09-26): LOE from borrower, tenants are month to month, there are no leases. Underwriter used Market rents - when there are no leases	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109969	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The security instrument provided is not fully executed.				Reviewer Comment (2024-10-10): Security instrument provided, exception cleared. Seller Comment (2024-10-04): Providing executed Deed	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109970	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title preliminary reflects an ALTA Loan Policy amount is missing and subject loan amount of $XXXX. Final Title Policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (2024-10-21): Received Title Final with the policy coverage amount in the file. Exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109970	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-10-21): Received Title Final with the policy coverage amount in the file. Exception cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109970	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower is a first-time investor with a DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109971	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.74 is less than Guideline PITIA months reserves of 6.00.	Guidelines require 6 months reserves and Borrower only has 2.74 months reserves.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	FICO exceeds guidelines by at least 40 points. Borrower's Experience/Track Record. The borrower has: 1.7 Years of Experience.	XXXX	Reviewer Comment (2024-09-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109973	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects the property is tenant occupied and lease agreements were not provided in the loan file.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided. Seller Comment (2024-11-01): (Rate Lock) Exception provided Reviewer Comment (2024-10-09): Market rents from lessor of an appraisal form 1007 or lease agreement needs to be used to calculate the DSCR. So lease agreement is required to verify rent amounts. Exception remains. Seller Comment (2024-10-08): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109975	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The loan file is missing a signed application by the borrower as required by guidelines.				Reviewer Comment (2024-10-04): 1003 provided, exception cleared. Seller Comment (2024-10-02): (Rate Lock) Please attached final loan application - It was digitally signed on XXXX and you will see this on the last page	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109977	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DSCR is >1.00 as required by guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109977	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. The credit report does not currently show 3 accounts within the last 12 months being active.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109986	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds guideline max of 70% for a borrower without prior short-term rental experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	0x30x24 housing payment history. FICO > 30 points from guideline minimum.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109986	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV exceeds guideline max of 70% for a borrower without prior short-term rental experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. Miscellaneous Miscellaneous	0x30x24 housing payment history. FICO > 30 points from guideline minimum.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109987	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.36823% exceeds Guideline loan to value percentage of 70.00000%.	Lender approved exception for LTV to 75% on a Cash-Out Refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Borrower has owned subject for 12 years. Borrower has 12 years managing investment properties.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109987	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 74.36823% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender approved exception for LTV to 75% on a Cash-Out Refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Borrower has owned subject for 12 years. Borrower has 12 years managing investment properties.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109990	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rate and term, no rental lease provided. Property currently occupied by family members. 1007 rental income was used for qualification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109991	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXXbased on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-11-04): Waived per client request. Seller Comment (2024-10-30): (Rate Lock) Accept Ev2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109994	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109995	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109996	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023-11-30): Received CDA, details updated and same has been associated hence exception is cleared. Seller Comment (2023-11-29): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109996	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2023-11-28): Client elects to waive. Comp factors: 770 FICO, 53% LTV & clean mortgage history since XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109997	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023-12-08): Received CDA for secondary valuation verified and updated the details. Exception Cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350109999	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110001	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110001	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX)	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110002	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110002	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110005	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX0 is less than the note amount of XXXX.00 based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110006	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX.00 is less than the note amount of XXXX.00 based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110006	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00. File is missing a CPA letter indicating withdrawal of business funds will not negatively impact the business.	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-23): Client elects to waive, compensating factors 784 FICO, 1.74 DSCR & experienced investor

Seller Comment (2024-07-19): XXXX Hi Team, can we consider an exception on this one? The loan was locked in with XXXX on XXXX with the updated loan amount, and loan was not delivered to underwriting to review until XXXX. This is a very strong borrower profile at 1.8 DSCR, 784 FICO, borrower has additional history of owning and managing rental properties. The cash out proceeds also reflect in excess of 24 months of subject property reserves.

Reviewer Comment (2024-07-03): Application date for subject transaction is XXXX Non-QM Underwriting Guidelines XXXX used. Guidelines require CPA letter if funds from business account to be used for closing and/or reserves. Please provide signed and dated letter from CPA confirming A) Borrower is 100% owner of the Business and B) that the use of business funds in this transaction will not negatively impact the business. Please note that, Cash-out Proceeds from Subject transaction to be used for Reserves is applicable for XXXX Non-QM Underwriting Guidelines XXXX guidelines. Please provide, Exception remains.

																			Seller Comment (2024-07-02): 7/2 XXXX Hi Team, based on the submission date to UWM, we would follow the more recent guideline set, which allows the use of cash-out proceeds as reserves. The business funds were not used as reserves, no CPA letter should be required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110007	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	override					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110008	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/04/2024)	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110008	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 71.21535% exceeds Guideline loan to value percentage of 70.00000%.	Calculated loan to value percentage of 71.21535% exceeds Guideline loan to value percentage of 70.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-05-21): Client elects to waive. Comp factors: 756 FICO, XXXX in reserves & homeowner 7yrs Reviewer Comment (2024-05-21): Client to review. Lender exception is in file. Seller Comment (2024-05-20): Please advise on clearing Reviewer Comment (2024-05-15): Client to review. Lender exception is in file. Seller Comment (2024-05-15): LTV Exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110008	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 71.21535% exceeds Guideline combined loan to value percentage of 70.00000%.	Calculated combined loan to value percentage of 71.21535% exceeds Guideline combined loan to value percentage of 70.00000%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-05-21): Client elects to waive. Comp factors: 756 FICO, XXXX in reserves & homeowner 7yrs Reviewer Comment (2024-05-15): Client to review. Lender exception is in file. Seller Comment (2024-05-15): LTV Exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110008	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-05-14): RCE received. Exception cleared. Seller Comment (2024-05-13): RCE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110008	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification missing.				Reviewer Comment (2024-05-14): Received Patriot Act Customer Identification Verification document. Exception cleared. Seller Comment (2024-05-13): Pat Act	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110010	XXXX	XXXX	XXXX	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Rate lock document in file does not reflect a date.				Reviewer Comment (2024-05-22): Rate lock document associated and date updated. Exception is cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110011	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110012	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower was not provided					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110013	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110014	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110017	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110017	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110021	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	No evidence of fraud report in file for borrower "XXXX				Reviewer Comment (2024-02-26): Fraud Report for XXXX Received. Exception Cleared Buyer Comment (2024-02-23): Fraud	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110021	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved to use alternative docs in lieu of XXXX Report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	XXXX	Reviewer Comment (2024-02-22): Lender approved to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110022	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	override					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110022	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-06-12): Cash out proceeds from subject transaction are used for reserves requirement. Exception is cleared. Seller Comment (2024-06-11): 6/11 AMB: Please note that the investor guidelines that were updated on XXXXcash out proceeds from the subject transaction are an allowable source of funds to use towards reserves. The borrower received XXXXback in proceeds from the transaction that can be used towards reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110023	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	The homeowner's insurance declarations page in the file verified an effective date of XXXX which is after the disbursement date of XXXX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2024-06-19): Received policy effective at disbursement. Exception cleared. Seller Comment (2024-06-19): 6/19 XXXX Please see attached binder effective as of closing	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110025	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110026	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110026	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date:XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2024-07-17): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Reviewer Comment (2024-07-16): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX Seller Comment (2024-07-16): Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110027	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110027	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX0 based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110027	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster.				Reviewer Comment (2024-06-24): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-06-21): Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110028	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/0XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110030	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110031	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaryXXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110031	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110032	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110034	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110036	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110039	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX Provide updated policy reflecting minimum coverage of $XXXX0 OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-07-10): Received updated Hazard insurance policy evidencing replacement cost amount. Details updated and document associated. Sufficient coverage available. Exception is cleared. Seller Comment (2024-07-09): 7/9 NR: Please note that the replacement cost is listed directly on page 1 of the insurance policy with a valuation of XXXX9 which also matches the dwelling on page 2.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110039	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/0XXXX	override					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110042	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110042	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX4; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-08-02): CDA associated and details updated. Exception is cleared. Seller Comment (2024-08-02): CDA Buyer Comment (2024-07-30): GS does not accept a CU score on NQM. A CDA or higher level product is required. Seller Comment (2024-07-30): Rebuttal LOX - If the SSR comes back and is 2.5 or below, we can waive the CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110045	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110045	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110049	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application not available.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110049	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	The Earnest Money Deposit is unsourced. Please provide source documentation for the Earnest Money Deposit.	Financial Institution: Earnest Money Deposit // Account Type: Earnest Money Deposit - Unsourced / Account Number: XXXX					Reviewer Comment (2024-08-12): Deposit receipt and Bank statement evidencing EMD has been sourced received and associated. Exception is cleared. Seller Comment (2024-08-09): EMD check Seller Comment (2024-08-09): Bank Statement - EMD XXXX Cleared	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110051	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaryXXXX	Verification appraisal was delivered to borrower was not provided.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110051	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Un-Stamped Title Company Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: UnStamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	The file was missing a copy of Final HUD 1.				Reviewer Comment (2024-08-20): Final closing statement received. Seller Comment (2024-08-16): See attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110051	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-08-21): Client elects to waive. Reviewer Comment (2024-08-20): Client to review	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110052	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.				Reviewer Comment (2024-08-14): Client elects to waive. Seller Comment (2024-08-12): Final Settlement Statement	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110052	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110052	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		File is missing a copy of final 1003				Reviewer Comment (2024-08-16): Received and associated final 1003. Exception is cleared. Seller Comment (2024-08-16): Final URLA all pages Reviewer Comment (2024-08-15): Please provide all pages of final 1003. Exception remains. Seller Comment (2024-08-15): Final 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110055	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.					XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110056	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing third party verification (city, county, etc.) required to confirm short term rentals are legally permissible and licensed where applicable. Gudies 11.0DSCR Program				Reviewer Comment (2024-07-03): Received county website with valid License for short term property. Exception cleared Buyer Comment (2024-07-02): comment from lender: I uploaded from the county website today the property is classified as a rental so it is permitted Buyer Comment (2024-06-30): STR	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110057	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note reflects 5 days/10% late charge.				Buyer Comment (2024-08-06): Acknowledge as non-material. Buyer Comment (2024-08-06): Please disregard previous comment. Buyer Comment (2024-08-06): Please see attached rebuttal showing the NJ PPP rule applies to primary residences only.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110057	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note reflects 5 days/10% late charge.				Buyer Comment (2024-08-06): Acknowledge as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110058	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	CDA required for the subject property.				Reviewer Comment (2024-09-05): Field Review Received with lower value than primary appraisal. Refer new Exception for not meeting Value requirement. Exception cleared Buyer Comment (2024-09-03): Field Review	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	A	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110058	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note Date: XXXX; Lien Position: 1	New Exception as result of documentation provided. Field review provided with lower value of XXXX than Primary appraisal XXXX. Variance is -12.9252%. If the field review also produces a value in excess of a 10% negative variance to the appraised value, then the loan will remain ineligible for purchase	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	XXXX	Reviewer Comment (2024-09-18): See other exception with lender approval to waive/downgrade. Reviewer Comment (2024-09-18): Lender approved to allow using field review for LTV purposes when field review created a negative variance over 10%. Buyer Comment (2024-09-18): Exception from XXXX to accept field review value.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	A	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350110058	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New Exception as result of documentation provided. Field review provided with lower value of XXXX than Primary appraisal XXXX. Variance is -12.9252%. If the field review also produces a value in excess of a 10% negative variance to the appraised value, then the loan will remain ineligible for purchase	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	XXXX	Reviewer Comment (2024-09-18): Lender approved to allow using field review for LTV purposes when field review created a negative variance over 10%.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	A	B	A	A	D	A		N/A	No